UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-3919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments
As of January 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (49.3%)
Vanguard Windsor II Fund Investor Shares	86,839,339	2,005,989
Vanguard Windsor Fund Investor Shares	93,901,700	1,087,382
Vanguard PRIMECAP Fund Investor Shares	14,977,036	847,700
Vanguard U.S. Growth Fund Investor Shares	54,888,735	846,384
Vanguard Morgan Growth Fund Investor Shares	58,279,587	841,557
Vanguard Explorer Fund Investor Shares	9,580,200	527,678
		6,156,690
International Stock Funds (12.3%)
Vanguard International Growth Fund Investor Shares	47,705,702	769,493
Vanguard International Value Fund	26,370,708	766,860
		1,536,353
Bond Funds (25.6%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	177,547,831	1,605,032
Vanguard GNMA Fund Investor Shares	148,174,709	1,592,878
		3,197,910
Short-Term Bond Fund (12.8%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	148,806,699	1,592,232

Total Investment Companies (100.0%) (Cost $11,051,627)		12,483,185
Other Assets and Liabilities-Net (0.0%)		665
Net Assets (100%)		12,483,850

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At January 31, 2010, the cost of investment securities for tax purposes was $11,051,627,000. Net unrealized appreciation of investment securities for tax purposes was $1,431,558,000, consisting of unrealized gains of $1,612,057,000 on securities that had risen in value since their purchase and $180,499,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total International Stock Index Fund

Schedule of Investments
As of January 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Argentina (0.0%)
*	Siderar SAIC Class A	30	—

Australia (6.2%)
	BHP Billiton Ltd.	6,574,323	228,553
	Commonwealth Bank of Australia	2,976,107	139,542
	Westpac Banking Corp.	5,757,185	120,810
	National Australia Bank Ltd.	4,105,120	95,385
	Australia & New Zealand Banking Group Ltd.	4,905,533	93,878
	Woolworths Ltd.	2,410,434	55,013
	Rio Tinto Ltd.	852,731	50,987
	Wesfarmers Ltd.	1,967,426	47,728
	Westfield Group	4,067,685	45,165
	QBE Insurance Group Ltd.	1,983,403	39,999
	Woodside Petroleum Ltd.	1,054,159	39,302
	CSL Ltd.	1,169,885	32,156
	Macquarie Group Ltd.	650,685	28,636
	Newcrest Mining Ltd.	948,541	26,317
	Telstra Corp. Ltd.	8,528,361	25,159
^	Origin Energy Ltd.	1,714,072	24,193
	AMP Ltd.	3,949,812	21,734
^	Suncorp-Metway Ltd.	2,465,475	19,283
	Santos Ltd.	1,631,215	18,882
^	Foster's Group Ltd.	3,778,459	17,819
^	Brambles Ltd.	2,750,396	15,820
^	Stockland	4,658,269	15,242
	Orica Ltd.	707,916	15,068
^	Insurance Australia Group Ltd.	4,040,497	13,533
^	Amcor Ltd.	2,391,955	12,471
^	AXA Asia Pacific Holdings Ltd.	1,994,381	11,504
^	AGL Energy Ltd.	870,448	10,644
^	Transurban Group	2,280,199	10,516
	Coca-Cola Amatil Ltd.	1,082,497	10,459
^	ASX Ltd.	336,338	10,114
^	Toll Holdings Ltd.	1,295,678	9,788
^	Leighton Holdings Ltd.	289,929	9,743
*,^ Fortescue Metals Group Ltd.		2,415,114	9,670
	Incitec Pivot Ltd.	3,148,118	9,287
^	Sonic Healthcare Ltd.	722,727	9,024
	Computershare Ltd.	871,396	8,922
^	GPT Group	16,700,813	8,325
*,^ Asciano Group		5,467,090	8,197
	BlueScope Steel Ltd.	3,555,310	8,193
	TABCORP Holdings Ltd.	1,175,972	7,297
	Wesfarmers Ltd. Price Protected Shares	296,991	7,218
^	OneSteel Ltd.	2,607,393	7,092
	Lend Lease Group	847,119	6,991
^	Dexus Property Group	9,178,898	6,677
^	Mirvac Group	5,204,423	6,626
^	WorleyParsons Ltd.	318,378	6,583

*	Alumina Ltd.	4,801,290	6,571
^	Crown Ltd.	955,979	6,528
^	Fairfax Media Ltd.	4,164,895	6,325
^	Cochlear Ltd.	111,062	6,114
^	Sims Metal Management Ltd.	317,944	5,971
^	Goodman Group	11,690,479	5,943
	Bendigo and Adelaide Bank Ltd.	679,499	5,887
*,^ OZ Minerals Ltd.		6,126,004	5,704
^	CFS Retail Property Trust	3,407,520	5,597
^	Metcash Ltd.	1,488,767	5,583
*	James Hardie Industries NV	838,600	5,480
^	Boral Ltd.	1,168,947	5,451
	Qantas Airways Ltd.	2,173,831	5,451
^	Tatts Group Ltd.	2,385,396	4,845
	Macquarie Infrastructure Group	4,495,833	4,811
^	CSR Ltd.	2,896,819	4,643
*,^ Paladin Energy Ltd.		1,275,640	4,062
*,^ Arrow Energy Ltd.		1,146,737	3,965
^	Billabong International Ltd.	396,101	3,659
	MAp Group	1,439,463	3,521
^	Goodman Fielder Ltd.	2,491,332	3,428
^	Harvey Norman Holdings Ltd.	1,025,133	3,323
^	Nufarm Ltd.	334,029	3,001
^	Aristocrat Leisure Ltd.	788,796	2,754
	Energy Resources of Australia Ltd.	131,905	2,434
*	Caltex Australia Ltd.	270,659	2,139
^	SP AusNet	2,628,780	2,077
			1,550,812
Austria (0.2%)
	Erste Group Bank AG	368,882	13,925
	OMV AG	291,896	11,497
	Telekom Austria AG	620,189	8,555
	Voestalpine AG	230,775	8,080
^	Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A	150,367	6,260
^	Raiffeisen International Bank Holding AG	106,028	5,246
*,^ Immoeast AG		828,334	4,021
	Vienna Insurance Group	74,256	3,558
			61,142
Belgium (0.8%)
	Anheuser-Busch InBev NV	1,414,452	70,584
	Delhaize Group SA	196,143	15,375
*	Fortis	4,361,244	15,353
	Groupe Bruxelles Lambert SA	158,276	14,458
*	KBC Groep NV	313,500	13,497
	Solvay SA Class A	115,440	11,441
	Belgacom SA	296,557	10,793
	UCB SA	195,751	8,751
	Colruyt SA	29,396	7,159
	Umicore	231,308	7,129
*,^ Dexia SA		1,027,481	6,353
	Mobistar SA	59,314	3,732
	Cie Nationale a Portefeuille	65,840	3,291
			187,916
Brazil (3.8%)
	Petroleo Brasileiro SA Prior Pfd.	4,981,200	90,296
	Petroleo Brasileiro SA	3,817,100	77,395
	Vale SA Prior Pfd.	3,081,800	68,895

Itau Unibanco Holding SA Prior Pfd.	2,921,181	55,991
Vale SA	2,081,500	54,009
Banco Bradesco SA	2,815,780	46,800
Investimentos Itau SA Prior Pfd.	4,448,000	26,499
Vale SA Class B Pfd. ADR	1,047,607	23,655
Cia de Bebidas das Americas Prior Pfd.	247,046	22,673
OGX Petroleo e Gas Participacoes SA	2,470,500	22,018
Petroleo Brasileiro SA ADR Type A	588,982	21,250
Itau Unibanco Holding SA ADR	1,102,184	21,118
Vale SA Class B ADR	740,118	19,088
Cia Siderurgica Nacional SA	564,900	16,482
BM&FBOVESPA SA	2,408,378	16,265
BRF - Brasil Foods SA	627,700	15,035
Banco do Brasil SA	998,700	14,888
Petroleo Brasileiro SA ADR	327,181	13,274
Gerdau SA Prior Pfd.	978,900	13,159
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	497,400	13,088
Banco Santander Brasil SA ADR	896,696	10,796
Cielo SA	1,212,758	9,651
Cia Energetica de Minas Gerais Prior Pfd.	569,125	9,465
Centrais Eletricas Brasileiras SA	436,200	9,265
Redecard SA	661,810	9,251
Bradespar SA Prior Pfd.	443,200	9,127
Metalurgica Gerdau SA Class A	535,100	8,897
Vivo Participacoes SA Prior Pfd.	301,525	8,556
Cia de Concessoes Rodoviarias	385,653	8,229
Banco Bradesco SA ADR	489,211	8,101
Tele Norte Leste Participacoes SA Prior Pfd.	418,900	7,467
Centrais Eletricas Brasileiras SA Prior Pfd.	382,100	7,034
Cyrela Brazil Realty SA	569,835	6,542
Ultrapar Participacoes SA Prior Pfd.	142,869	6,283
Cia Siderurgica Nacional SA ADR	211,896	6,170
Natura Cosmeticos SA	341,000	6,140
All America Latina Logistica SA	756,100	6,057
Usinas Siderurgicas de Minas Gerais SA	222,900	5,870
* Global Village Telecom Holding SA	174,634	5,197
Marfrig Alimentos SA	401,852	4,797
Souza Cruz SA	149,100	4,786
* Fibria Celulose SA	255,675	4,637
Lojas Renner SA	240,498	4,591
Lojas Americanas SA Prior Pfd.	651,500	4,573
PDG Realty SA Empreendimentos e Participacoes	543,786	4,330
Cia Energetica de Sao Paulo Prior Pfd.	347,025	4,324
Gerdau SA ADR	307,778	4,140
Cia de Bebidas das Americas ADR	44,665	4,134
* NET Servicos de Comunicacao SA Prior Pfd.	344,600	3,985
CPFL Energia SA	188,200	3,622
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	53,806	3,590
JBS SA	712,022	3,528
Duratex SA	408,901	3,512
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	180,500	3,438
Empresa Brasileira de Aeronautica SA	643,100	3,408
MRV Engenharia e Participacoes SA	512,184	3,301
Brasil Telecom SA Prior Pfd.	452,020	3,139
Suzano Papel e Celulose SA Prior Pfd.	287,560	3,098
* Hypermarcas SA	257,050	2,960
Cia de Saneamento Basico do Estado de Sao Paulo	171,000	2,844
Gafisa SA	218,055	2,819

* BR Malls Participacoes SA	252,648	2,748
Tractebel Energia SA	254,700	2,733
Tele Norte Leste Participacoes SA	126,900	2,685
Tam SA Prior Pfd.	144,583	2,644
* Cosan SA Industria e Comercio	227,100	2,566
Cia Paranaense de Energia Prior Pfd.	124,100	2,537
Tim Participacoes SA Prior Pfd.	952,400	2,501
Banco do Estado do Rio Grande do Sul Prior Pfd.	352,889	2,452
Localiza Rent a Car SA	232,402	2,434
* LLX Logistica SA	531,433	2,351
EDP - Energias do Brasil SA	124,800	2,340
Rossi Residencial SA	320,376	2,226
* Braskem SA	316,200	2,224
B2W Cia Global Do Varejo	109,818	2,214
* Gol Linhas Aereas Inteligentes SA Prior Pfd.	177,000	2,169
Klabin SA Prior Pfd.	804,000	2,081
Empresa Brasileira de Aeronautica SA ADR	96,498	2,049
Gerdau SA	197,300	2,041
Multiplan Empreendimentos Imobiliarios SA	124,128	1,976
AES Tiete SA Prior Pfd.	196,100	1,975
Cia Energetica de Minas Gerais ADR	117,980	1,967
* Fertilizantes Fosfatados SA Prior Pfd.	184,649	1,831
Porto Seguro SA	180,400	1,815
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	52,991	1,778
Tele Norte Leste Participacoes SA ADR	95,149	1,696
Cia Paranaense de Energia ADR	78,256	1,593
Telemar Norte Leste SA Prior Pfd.	53,000	1,548
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	61,000	1,536
Banco Santander Brasil SA	127,500	1,523
Brasil Telecom SA ADR	71,857	1,503
* Fibria Celulose SA ADR	66,362	1,213
Cia de Saneamento Basico do Estado de Sao Paulo ADR	24,715	842
Tim Participacoes SA ADR	24,281	638
BRF - Brasil Foods SA ADR	5,600	269
Vivo Participacoes SA ADR	6,441	180
* Centrais Eletricas Brasileiras SA ADR	6,900	147
* NET Servicos de Comunicacao SA ADR	11,600	137
* Braskem SA ADR	412	6
* Brasil Telecom SA ADR	200	2
		950,702
Chile (0.4%)
Empresas COPEC SA	894,454	14,336
Empresas CMPC SA	217,667	9,511
Enersis SA	18,484,615	8,517
Empresa Nacional de Electricidad SA/Chile	4,618,724	7,896
Centros Comerciales Sudamericanos SA	1,726,552	6,107
CAP SA	146,252	4,702
Sociedad Quimica y Minera de Chile SA Class B	122,515	4,547
Lan Airlines SA	267,276	4,477
Colbun SA	13,656,416	3,648
Enersis SA ADR	143,095	3,285
Banco Santander Chile ADR	52,540	3,248
SACI Falabella	571,648	3,234
Empresa Nacional de Electricidad SA ADR	59,905	3,052
ENTEL Chile SA	206,494	2,979
Banco Santander Chile	37,009,699	2,260
Vina Concha y Toro SA	966,492	2,222

	AES Gener SA	4,660,788	2,197
	Banco de Credito e Inversiones	58,375	2,172
	Sociedad Quimica y Minera de Chile SA ADR	53,346	1,941
	Cia Cervecerias Unidas SA	244,671	1,900
			92,231
China (4.1%)
	China Mobile Ltd.	11,789,000	110,754
	China Construction Bank Corp.	88,105,000	67,307
	Industrial & Commercial Bank of China	89,381,000	65,097
	China Life Insurance Co. Ltd.	14,559,000	64,206
	Bank of China Ltd.	111,598,188	53,384
	CNOOC Ltd.	34,977,000	49,042
	PetroChina Co. Ltd.	41,312,000	46,138
	Tencent Holdings Ltd.	1,778,649	32,974
	China Shenhua Energy Co. Ltd.	6,322,500	26,949
	China Petroleum & Chemical Corp.	31,306,000	24,355
	Ping An Insurance Group Co. of China Ltd.	2,508,000	19,438
	China Merchants Bank Co. Ltd.	6,745,399	15,494
	China Overseas Land & Investment Ltd.	8,031,680	14,264
	China Unicom Hong Kong Ltd.	11,583,694	12,923
	Bank of Communications Co. Ltd.	11,232,000	11,292
	China Telecom Corp. Ltd.	27,154,000	11,156
	China Coal Energy Co.	6,817,000	10,316
	Hengan International Group Co. Ltd.	1,320,000	8,808
	Belle International Holdings Ltd.	7,382,000	8,340
	China Communications Construction Co. Ltd.	8,259,000	7,633
*,^ Aluminum Corp. of China Ltd.		7,672,000	7,623
	China Resources Enterprise Ltd.	2,320,000	7,618
	Yanzhou Coal Mining Co. Ltd.	3,820,000	7,457
*,^ Byd Co. Ltd.		1,006,500	7,288
	China Resources Land Ltd.	3,950,000	7,097
	China Merchants Holdings International Co. Ltd.	2,122,000	7,051
	Tingyi Cayman Islands Holding Corp.	3,262,000	7,044
	Beijing Enterprises Holdings Ltd.	1,005,000	6,977
	Dongfeng Motor Group Co. Ltd.	5,324,000	6,917
*,^ China Minsheng Banking Corp. Ltd.		6,759,000	6,747
*	China Mengniu Dairy Co. Ltd.	2,188,000	6,724
	China Citic Bank Corp. Ltd.	9,689,539	6,451
	Zijin Mining Group Co. Ltd.	7,778,000	6,315
	China Resources Power Holdings Co. Ltd.	3,215,600	6,193
^	Lenovo Group Ltd.	9,014,000	6,162
	China Yurun Food Group Ltd.	2,121,000	5,943
	Cnpc Hong Kong Ltd.	4,780,000	5,913
*	China Pacific Insurance Group Co. Ltd.	1,572,938	5,855
	China COSCO Holdings Co. Ltd.	4,853,000	5,716
^	Alibaba.com Ltd.	2,484,500	5,578
	Denway Motors Ltd.	9,540,000	5,436
^	Jiangxi Copper Co. Ltd.	2,721,000	5,433
*	China Railway Group Ltd.	7,366,000	5,282
*	GOME Electrical Appliances Holdings Ltd.	14,667,980	5,153
	Inner Mongolia Yitai Coal Co. Class B	608,500	5,016
	Shanghai Industrial Holdings Ltd.	1,055,000	4,896
	Sino-Ocean Land Holdings Ltd.	6,033,000	4,876
	Kingboard Chemical Holdings Ltd.	1,140,500	4,843
	Shimao Property Holdings Ltd.	3,109,500	4,737
*	China Taiping Insurance Holdings Co. Ltd.	1,479,000	4,650
	Chaoda Modern Agriculture Holdings Ltd.	4,751,825	4,644

	Fushan International Energy Group Ltd.	5,366,000	4,605
	China Railway Construction Corp. Ltd.	3,599,300	4,527
	Citic Pacific Ltd.	2,131,000	4,512
	Anhui Conch Cement Co. Ltd.	800,000	4,389
	Nine Dragons Paper Holdings Ltd.	3,122,669	4,349
^	Li Ning Co. Ltd.	1,414,500	4,298
*,^ PICC Property & Casualty Co. Ltd.		4,756,000	4,295
	Parkson Retail Group Ltd.	2,452,000	4,190
	China Agri-Industries Holdings Ltd.	3,050,000	4,147
	China Shipping Development Co. Ltd.	2,534,000	3,968
	Agile Property Holdings Ltd.	3,118,000	3,883
*	Air China Ltd.	4,644,000	3,850
	China National Building Material Co. Ltd.	2,318,000	3,830
	ZTE Corp.	649,879	3,791
^	Angang Steel Co. Ltd.	2,164,000	3,731
*	China Longyuan Power Group Corp.	2,959,000	3,659
	China Oilfield Services Ltd.	2,946,000	3,482
	China High Speed Transmission Equipment Group Co. Ltd.	1,700,000	3,374
	Xinao Gas Holdings Ltd.	1,418,000	3,359
*,^ China Zhongwang Holdings Ltd.		3,184,000	3,309
	China Everbright Ltd.	1,410,000	3,308
	Want Want China Holdings Ltd.	5,173,500	3,304
^	Huaneng Power International Inc.	5,918,000	3,295
	COSCO Pacific Ltd.	2,240,000	3,253
^	Renhe Commercial Holdings Co. Ltd.	15,163,635	3,222
	Tsingtao Brewery Co. Ltd.	636,000	3,157
^	Geely Automobile Holdings Ltd.	7,040,000	3,102
	Yantai Changyu Pioneer Wine Co. Class B	356,450	3,088
	China Dongxiang Group Co.	4,453,000	2,871
	Weichai Power Co. Ltd.	396,400	2,860
	Poly Hong Kong Investments Ltd.	2,880,000	2,852
^	Guangzhou R&F Properties Co. Ltd.	1,898,400	2,670
^	Datang International Power Generation Co. Ltd.	6,244,000	2,648
	Shandong Weigao Group Medical Polymer Co. Ltd.	724,000	2,638
^	Country Garden Holdings Co.	8,036,000	2,623
	Shui On Land Ltd.	5,455,199	2,577
*,^ China Shipping Container Lines Co. Ltd.		6,800,000	2,548
^	China South Locomotive and Rolling Stock Corp.	3,805,000	2,505
	Guangdong Investment Ltd.	4,912,000	2,500
	Huabao International Holdings Ltd.	2,455,000	2,492
	Zhejiang Expressway Co. Ltd.	2,862,000	2,472
*,^ Metallurgical Corp. of China Ltd.		4,669,000	2,442
	Shanghai Electric Group Co. Ltd.	5,600,000	2,425
^	Sinofert Holdings Ltd.	4,150,000	2,404
	China Vanke Co. Ltd. Class B	2,297,900	2,332
^	Golden Eagle Retail Group Ltd.	1,296,000	2,318
	Fosun International	3,165,000	2,227
	China BlueChemical Ltd.	3,354,000	2,176
^	Franshion Properties China Ltd.	6,338,000	2,078
*,^ Beijing Capital International Airport Co. Ltd.		3,702,000	2,073
	Jiangsu Expressway Co. Ltd.	2,316,000	2,061
*	Hidili Industry International Development Ltd.	1,952,000	2,044
^	Soho China Ltd.	4,173,000	2,027
*,^ Maanshan Iron & Steel		3,374,000	2,020
	China International Marine Containers Co. Ltd. Class B	1,451,553	1,992
	Anta Sports Products Ltd.	1,442,000	1,893
^	China Communications Services Corp. Ltd.	3,550,000	1,794
	Sinotruk Hong Kong Ltd.	1,519,500	1,769

^	Hopson Development Holdings Ltd.	1,358,000	1,678
*	BBMG Corp.	1,684,000	1,667
^	Dongfang Electric Corp. Ltd.	335,800	1,655
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	893,200	1,592
*,^ Sinopec Shanghai Petrochemical Co. Ltd.		4,524,000	1,578
	China Travel International Inv HK	5,610,000	1,390
	Shanghai Zhenhua Heavy Industry Co. Ltd. Class B	1,762,479	1,377
	Greentown China Holdings Ltd.	1,106,000	1,319
	Harbin Power Equipment Co. Ltd.	1,326,000	1,057
			1,036,426
Colombia (0.0%)
	BanColombia SA ADR	138,114	5,953

Czech Republic (0.1%)
	CEZ AS	316,595	15,307
	Komercni Banka AS	30,047	6,022
	Telefonica O2 Czech Republic AS	221,172	5,242
			26,571
Denmark (0.7%)
	Novo Nordisk A/S Class B	852,699	57,694
*	Danske Bank A/S	889,483	21,128
*	Vestas Wind Systems A/S	398,410	20,956
	AP Moller - Maersk A/S Class B	2,591	20,220
	Carlsberg A/S Class B	208,823	15,575
	Novozymes A/S	90,766	9,295
	AP Moller - Maersk A/S	1,074	8,042
*	DSV A/S	406,818	7,218
	Coloplast A/S Class B	43,871	4,758
*	William Demant Holding	46,314	3,615
*	Topdanmark A/S	28,728	3,489
	TrygVesta AS	50,050	3,050
	H Lundbeck A/S	117,934	2,202
			177,242
Egypt (0.1%)
^	Orascom Construction Industries GDR	172,156	8,008
*	Orascom Telecom Holdings S.A.E. GDR Rights exp. 02/18/10	177,603	3,937
^	Orascom Telecom Holding SAE GDR	177,603	970
			12,915
Finland (0.9%)
	Nokia Oyj	7,336,085	100,666
	Fortum Oyj	870,432	22,089
	Sampo Oyj	819,354	19,792
	Kone Oyj Class B	302,428	12,181
	UPM-Kymmene Oyj	1,020,727	11,195
	Metso Oyj	249,980	8,390
	Wartsila Oyj	164,894	7,761
	Stora Enso Oyj	1,130,697	6,943
	Elisa Oyj	259,702	5,663
^	Nokian Renkaat Oyj	209,439	5,064
	Outokumpu Oyj	232,513	4,196
	Kesko Oyj Class B	130,299	4,191
	Neste Oil Oyj	249,354	4,079
	Orion Oyj Class B	174,032	3,807
^	Sanoma Oyj	159,243	3,525
	Rautaruukki Oyj	161,148	3,299

Pohjola Bank PLC	270,245	2,769
		225,610
France (8.1%)
Total SA	4,137,858	239,141
Sanofi-Aventis SA	2,062,038	152,476
BNP Paribas	1,855,616	132,560
GDF Suez	2,434,124	92,037
France Telecom SA	3,632,029	83,272
Societe Generale	1,232,220	71,293
AXA SA	3,326,751	68,501
ArcelorMittal	1,682,706	65,142
Vivendi SA	2,399,921	62,395
Danone	1,076,396	61,552
Carrefour SA	1,242,119	60,602
LVMH Moet Hennessy Louis Vuitton SA	479,508	52,245
Air Liquide SA	490,488	52,023
L'Oreal SA	469,514	49,505
Schneider Electric SA	461,685	47,630
Vinci SA	859,471	45,902
Unibail-Rodamco SE	173,066	37,500
Compagnie de St-Gobain	752,814	35,962
Pernod-Ricard SA	388,213	31,227
Lafarge SA	391,756	28,980
Credit Agricole SA	1,820,980	28,545
Alstom SA	394,141	26,317
Veolia Environnement	772,923	25,378
EDF SA	465,047	24,998
Cie Generale d'Optique Essilor International SA	392,637	22,840
Cie Generale des Etablissements Michelin Class B	288,851	22,368
Bouygues SA	437,867	21,557
Vallourec SA	111,120	19,113
PPR	148,386	18,095
* Renault SA	362,292	17,007
European Aeronautic Defence and Space Co. NV	800,772	15,651
* Alcatel-Lucent	4,539,866	15,291
Accor SA	286,189	14,438
^ Hermes International	103,177	14,202
Technip SA	202,449	13,840
Cap Gemini SA	285,705	12,686
Christian Dior SA	125,222	12,649
SES SA	552,776	12,125
Suez Environnement Co.	525,720	11,917
STMicroelectronics NV	1,337,439	10,953
^ Sodexo	185,984	10,187
* Peugeot SA	299,375	9,718
Publicis Groupe SA	231,472	9,522
Lagardere SCA	229,600	8,896
Casino Guichard Perrachon SA	107,359	8,809
Thales SA	174,464	7,907
* Natixis	1,704,837	7,861
SCOR SE	326,933	7,574
Dassault Systemes SA	128,040	7,355
Safran SA	364,858	7,126
* Cie Generale de Geophysique-Veritas	279,952	6,847
Klepierre	178,152	6,637
CNP Assurances	72,284	6,399
Eutelsat Communications	194,900	6,291

	Legrand SA	207,016	5,973
	Neopost SA	61,359	4,883
^	Bureau Veritas SA	97,019	4,674
^	Fonciere Des Regions	46,274	4,599
	Aeroports de Paris	57,518	4,482
*	Air France-KLM	264,234	4,306
	Eiffage SA	79,276	4,135
*	Atos Origin SA	87,722	4,080
	Societe Television Francaise 1	232,371	4,007
^	Eurazeo	53,993	3,907
	ICADE	39,196	3,778
	Societe BIC SA	53,087	3,775
	Imerys SA	65,770	3,637
	Gecina SA	36,259	3,594
^	Iliad SA	31,566	3,499
*,^ JC Decaux SA		130,251	3,349
	M6-Metropole Television	125,324	3,328
*	Societe Des Autoroutes Paris-Rhin-Rhone	43,504	3,186
^	Eramet	10,148	3,055
	BioMerieux	27,350	3,007
	PagesJaunes Groupe	247,741	2,673
	Ipsen SA	48,474	2,606
			2,025,577
Germany (5.9%)
^	Siemens AG	1,612,298	143,765
	E.ON AG	3,725,237	137,042
	Bayer AG	1,619,168	110,670
	BASF SE	1,798,750	102,330
	Allianz SE	887,269	98,244
	Daimler AG	1,736,328	79,879
	SAP AG	1,681,437	76,802
	RWE AG	820,554	72,800
	Deutsche Telekom AG	5,555,456	71,931
	Deutsche Bank AG	1,160,449	70,789
	Muenchener Rueckversicherungs AG	386,319	57,851
	Linde AG	296,573	32,528
	Deutsche Post AG	1,656,816	28,879
	Bayerische Motoren Werke AG	650,457	27,798
	Deutsche Boerse AG	381,198	24,986
	ThyssenKrupp AG	655,983	20,739
	Adidas AG	379,247	19,330
	Fresenius Medical Care AG & Co. KGaA	373,779	18,946
	K&S AG	336,282	18,903
	Henkel AG & Co. KGaA Prior Pfd.	350,380	17,868
	Volkswagen AG Prior Pfd.	206,216	16,700
	HeidelbergCement AG	275,292	16,625
	MAN SE	206,230	13,791
	Metro AG	222,892	12,214
*	Infineon Technologies AG	2,135,197	11,783
	Merck KGaA	127,128	11,331
	Henkel AG & Co. KGaA	254,751	11,128
	Fresenius SE Prior Pfd.	158,322	10,781
*	Commerzbank AG	1,390,036	10,746
	Beiersdorf AG	171,922	10,052
^	Porsche Automobil Holding SE Prior Pfd.	171,786	9,728
*,^ QIAGEN NV		440,663	9,635
^	Volkswagen AG	86,317	7,540

	Deutsche Lufthansa AG	446,772	7,165
	Salzgitter AG	76,179	6,741
	GEA Group AG	307,122	6,264
	RWE AG Prior Pfd.	75,937	6,128
	Hochtief AG	81,420	6,061
*	Hannover Rueckversicherung AG	117,143	5,409
*	Deutsche Postbank AG	172,000	5,234
	Celesio AG	168,700	4,919
	Wacker Chemie AG	30,638	4,010
*	United Internet AG	246,126	3,620
	Fraport AG Frankfurt Airport Services Worldwide	71,017	3,608
	Fresenius SE	54,871	3,363
	Puma AG Rudolf Dassler Sport	10,538	3,226
	Bayerische Motoren Werke AG Prior Pfd.	102,749	3,221
	Suedzucker AG	129,193	2,993
^	Solarworld AG	164,884	2,770
*,^ TUI AG		273,464	2,528
	Daimler AG	30,446	1,395
			1,462,789
Greece (0.4%)
*	National Bank of Greece SA	1,158,738	25,329
	OPAP SA	438,986	9,577
*	Alpha Bank AE	909,517	8,730
	Coca Cola Hellenic Bottling Co. SA	360,449	8,261
	Bank of Cyprus Public Co. Ltd.	1,103,582	6,969
*	EFG Eurobank Ergasias SA	642,331	5,473
	Hellenic Telecommunications Organization SA	390,910	5,356
*	Piraeus Bank SA	602,604	5,091
*	Public Power Corp. SA	223,970	4,184
	Marfin Investment Group SA	1,258,450	3,475
	Titan Cement Co. SA	111,260	3,155
	Hellenic Petroleum SA	183,634	2,267
*	National Bank of Greece SA ADR	144,000	642
	Hellenic Telecommunications Organization SA ADR	86,880	598
			89,107
Hong Kong (1.7%)
	Sun Hung Kai Properties Ltd.	2,764,000	35,375
	Hong Kong Exchanges and Clearing Ltd.	2,004,000	33,791
	Cheung Kong Holdings Ltd.	2,718,000	31,981
	Hutchison Whampoa Ltd.	4,171,000	28,371
	CLP Holdings Ltd.	3,992,500	27,025
	Hang Seng Bank Ltd.	1,498,100	20,917
	Li & Fung Ltd.	4,410,000	20,098
	Hong Kong & China Gas Co. Ltd.	7,662,000	16,733
	Swire Pacific Ltd.	1,506,000	16,341
	Esprit Holdings Ltd.	2,250,169	15,851
	Hongkong Electric Holdings Ltd.	2,712,000	15,181
	BOC Hong Kong Holdings Ltd.	7,249,000	15,066
	Hang Lung Properties Ltd.	4,050,000	13,746
	Wharf Holdings Ltd.	2,685,000	13,251
	Henderson Land Development Co. Ltd.	2,099,000	13,210
	Link REIT	4,212,500	10,107
	Bank of East Asia Ltd.	2,876,620	9,797
	MTR Corp.	2,776,000	8,998
	New World Development Ltd.	4,903,000	8,002
	Hang Lung Group Ltd.	1,608,000	7,207
	Kerry Properties Ltd.	1,397,000	6,179

*,^ Sands China Ltd.		3,911,400	5,532
	Sino Land Co. Ltd.	3,276,000	5,389
	Wheelock & Co. Ltd.	1,772,000	4,616
	Shangri-La Asia Ltd.	2,530,000	4,393
*,^ Foxconn International Holdings Ltd.		4,091,000	4,290
	Yue Yuen Industrial Holdings Ltd.	1,303,500	4,047
*	Cathay Pacific Airways Ltd.	2,307,000	3,786
	Hopewell Holdings Ltd.	1,143,000	3,459
	Cheung Kong Infrastructure Holdings Ltd.	885,000	3,292
	ASM Pacific Technology Ltd.	383,000	3,159
	Hysan Development Co. Ltd.	1,221,000	3,020
	Wing Hang Bank Ltd.	353,000	2,966
*	Mongolia Energy Co. Ltd.	6,036,000	2,944
	Orient Overseas International Ltd.	433,500	2,944
	Chinese Estates Holdings Ltd.	1,659,000	2,685
	Television Broadcasts Ltd.	558,000	2,611
	NWS Holdings Ltd.	1,576,000	2,571
	Lifestyle International Holdings Ltd.	1,263,500	2,087
	PCCW Ltd.	6,966,000	1,849
	Hong Kong Aircraft Engineering Co. Ltd.	130,000	1,650
			434,517
Hungary (0.1%)
*	OTP Bank PLC	550,086	16,153
*	MOL Hungarian Oil and Gas NyRt	101,992	9,427
	Richter Gedeon Nyrt.	27,293	5,745
	Magyar Telekom Telecommunications PLC	947,590	3,411
			34,736
India (1.8%)
	Reliance Industries Ltd.	2,572,605	57,857
	Infosys Technologies Ltd.	896,253	47,885
	Housing Development Finance Corp.	412,688	21,238
	ICICI Bank Ltd.	1,041,632	18,630
	HDFC Bank Ltd.	424,379	14,885
	Tata Consultancy Services Ltd.	922,338	14,647
	Larsen & Toubro Ltd.	388,853	11,960
	Bharat Heavy Electricals Ltd.	228,095	11,892
	Oil & Natural Gas Corp. Ltd.	498,579	11,800
	Sterlite Industries India Ltd.	728,937	11,785
	ITC Ltd.	2,132,421	11,527
	Jindal Steel & Power Ltd.	722,243	9,787
	Axis Bank Ltd.	420,778	9,303
	Hindustan Unilever Ltd.	1,697,424	8,863
	ICICI Bank Ltd. ADR	239,874	8,463
	NTPC Ltd.	1,601,178	7,417
	Tata Steel Ltd.	555,885	6,814
	Wipro Ltd.	477,174	6,682
	Tata Motors Ltd.	422,874	6,322
	GAIL India Ltd.	733,613	6,241
	Mahindra & Mahindra Ltd.	272,150	5,967
	DLF Ltd.	794,598	5,713
	Jaiprakash Associates Ltd.	1,858,962	5,528
	Tata Power Co. Ltd.	186,473	5,249
	Hero Honda Motors Ltd.	155,059	5,221
	Sesa Goa Ltd.	675,818	5,042
	Hindalco Industries Ltd.	1,574,297	4,979
	HDFC Bank Ltd. ADR	39,831	4,712
	Reliance Infrastructure Ltd.	201,270	4,497

Reliance Communications Ltd.	1,223,634	4,462
Sun Pharmaceutical Industries Ltd.	140,276	4,446
State Bank of India Ltd.	99,541	4,425
Cipla Ltd.	624,966	4,284
Kotak Mahindra Bank Ltd.	252,357	4,242
Maruti Suzuki India Ltd.	136,105	4,083
Steel Authority of India Ltd.	881,260	4,083
Infrastructure Development Finance Co. Ltd.	1,245,638	4,068
Unitech Ltd.	2,341,342	3,752
United Spirits Ltd.	139,843	3,727
Reliance Capital Ltd.	210,735	3,667
JSW Steel Ltd.	164,904	3,506
Dr Reddys Laboratories Ltd.	136,166	3,277
Bajaj Auto Ltd.	85,318	3,236
* Cairn India Ltd.	554,599	3,182
Ambuja Cements Ltd.	1,196,348	2,624
HCL Technologies Ltd.	320,535	2,387
* Indiabulls Real Estate Ltd.	625,991	2,357
Zee Entertainment Enterprises Ltd.	406,874	2,296
Siemens India Ltd.	155,965	2,160
* GMR Infrastructure Ltd.	1,654,486	2,149
* Satyam Computer Services Ltd.	1,002,674	2,139
* Ranbaxy Laboratories Ltd.	204,789	2,014
* Suzlon Energy Ltd.	1,195,717	1,980
Bharat Petroleum Corp. Ltd.	168,194	1,973
ACC Ltd.	104,447	1,967
Grasim Industries Ltd.	34,289	1,930
^ Wipro Ltd. ADR	96,956	1,909
* Reliance Natural Resources Ltd.	1,269,108	1,755
ABB Ltd.	98,298	1,718
* Housing Development & Infrastructure Ltd.	232,440	1,653
* Idea Cellular Ltd.	1,159,498	1,464
^ Dr Reddys Laboratories Ltd. ADR	58,777	1,394
United Phosphorus Ltd.	402,794	1,340
Aditya Birla Nuvo Ltd.	66,147	1,215
State Bank of India Ltd. GDR	12,622	1,127
Infosys Technologies Ltd. ADR	1,296	67
		448,964
Indonesia (0.5%)
Telekomunikasi Indonesia Tbk PT	19,725,000	19,586
Astra International Tbk PT	3,964,000	15,154
Bank Central Asia Tbk PT	24,264,500	12,875
Perusahaan Gas Negara PT	23,379,000	9,363
Bumi Resources Tbk PT	34,085,000	8,901
Bank Rakyat Indonesia	10,761,500	8,725
Bank Mandiri Tbk PT	14,359,500	7,115
United Tractors Tbk PT	2,911,500	5,191
Indocement Tunggal Prakarsa Tbk PT	2,904,500	4,158
Unilever Indonesia Tbk PT	3,058,500	3,681
Indofood Sukses Makmur Tbk PT	8,726,000	3,333
Adaro Energy PT	15,355,500	3,074
Tambang Batubara Bukit Asam Tbk PT	1,618,000	2,952
Bank Danamon Indonesia Tbk PT	5,564,901	2,860
Semen Gresik Persero Tbk PT	2,906,500	2,470
Indo Tambangraya Megah PT	650,800	2,171
Astra Agro Lestari Tbk PT	766,000	1,937
Indosat Tbk PT	2,724,000	1,625

Bank Negara Indonesia Persero Tbk PT	7,332,500	1,501
Aneka Tambang Tbk PT	6,621,500	1,488
International Nickel Indonesia Tbk PT	3,819,500	1,445
* Lippo Karawaci Tbk PT	19,856,500	1,123
		120,728
Ireland (0.2%)
CRH PLC	1,356,103	32,759
Kerry Group PLC Class A	275,819	8,186
* Elan Corp. PLC	972,153	7,287
* Ryanair Holdings PLC	641,474	2,978
* Ryanair Holdings PLC ADR	73,866	1,919
* Anglo Irish Bank Corp. Ltd.	698,992	210
		53,339
Israel (0.7%)
Teva Pharmaceutical Industries Ltd.	1,746,424	98,971
Israel Chemicals Ltd.	980,909	12,734
* Check Point Software Technologies	318,598	10,189
* Bank Leumi Le-Israel BM	2,286,478	9,791
* Bank Hapoalim BM	1,933,339	8,276
Bezeq Israeli Telecommunication Corp. Ltd.	2,221,093	5,674
* NICE Systems Ltd.	119,424	3,481
Partner Communications Co. Ltd.	157,601	3,255
* Israel Corp. Ltd.	4,380	3,196
Cellcom Israel Ltd.	92,433	2,964
Makhteshim-Agan Industries Ltd.	544,112	2,721
Elbit Systems Ltd.	42,005	2,606
Teva Pharmaceutical Industries Ltd. ADR	42,703	2,422
* Mizrahi Tefahot Bank Ltd.	239,479	2,140
* Israel Discount Bank Ltd. Class A	856,318	1,926
Delek Group Ltd.	7,034	1,558
Discount Investment Corp.	55,339	1,307
Ormat Industries	136,815	1,145
		174,356
Italy (2.5%)
ENI SPA	5,100,037	118,532
* UniCredit SPA	32,084,308	88,476
Enel SPA	12,901,974	69,359
* Intesa Sanpaolo SPA (Registered)	15,075,459	57,387
Assicurazioni Generali SPA	2,284,925	54,335
Telecom Italia SPA	19,607,681	29,317
* Fiat SPA	1,496,797	18,758
Saipem SPA	515,506	16,690
Unione di Banche Italiane SCPA	1,128,179	15,486
Tenaris SA	644,430	14,341
Telecom Italia SPA	11,842,593	13,756
Snam Rete Gas SPA	2,804,049	13,194
Atlantia SPA	504,292	12,597
Finmeccanica SPA	793,763	11,002
Mediaset SPA	1,389,046	10,544
Terna Rete Elettrica Nazionale SPA	2,547,244	10,274
* Mediobanca SPA	922,841	10,086
Parmalat SPA	3,305,052	8,285
* Banco Popolare SC	1,247,963	7,894
Banca Monte dei Paschi di Siena SPA	4,257,781	6,887
Tenaris SA ADR	139,938	6,157
Luxottica Group SPA	227,935	5,938
Intesa Sanpaolo SPA (Bearer)	1,793,660	5,261

	Banca Popolare di Milano Scarl	772,803	5,017
	A2A SPA	2,310,239	4,382
	Prysmian SPA	201,318	3,654
^	Banca Carige SPA	1,263,582	3,243
*	Pirelli & C SPA	5,068,571	2,942
^	Exor SPA	155,917	2,559
	Mediolanum SPA	429,418	2,399
*	Autogrill SPA	193,354	2,349
^	Fondiaria-Sai SPA	125,972	2,040
*,^ Unipol Gruppo Finanziario SPA		1,385,936	1,678
^	Italcementi SPA	131,866	1,631
			636,450
Japan (16.9%)
	Toyota Motor Corp.	5,741,200	220,827
	Mitsubishi UFJ Financial Group Inc.	24,643,399	126,817
	Honda Motor Co. Ltd.	3,233,587	109,583
	Canon Inc.	2,090,255	81,704
	Sumitomo Mitsui Financial Group Inc.	2,457,049	79,306
	Sony Corp.	1,966,900	65,599
	Takeda Pharmaceutical Co. Ltd.	1,468,000	64,395
	Tokyo Electric Power Co. Inc.	2,382,400	64,177
	Mitsubishi Corp.	2,490,236	60,217
	Panasonic Corp.	3,839,900	59,996
	Nintendo Co. Ltd.	194,100	54,116
	Nomura Holdings Inc.	6,981,090	52,193
	Mizuho Financial Group Inc.	26,738,792	51,602
	Mitsui & Co. Ltd.	3,395,500	49,943
	NTT DoCoMo Inc.	30,130	45,102
	East Japan Railway Co.	665,900	44,707
*	Toshiba Corp.	7,885,000	43,082
	Nippon Telegraph & Telephone Corp.	1,017,600	42,825
	Shin-Etsu Chemical Co. Ltd.	803,900	42,044
*	Nissan Motor Co. Ltd.	4,877,600	39,649
	Tokio Marine Holdings Inc.	1,416,600	38,090
	Softbank Corp.	1,483,400	37,717
	Mitsubishi Estate Co. Ltd.	2,312,000	37,430
	Komatsu Ltd.	1,856,000	37,348
	Nippon Steel Corp.	10,003,000	36,271
	Fanuc Ltd.	374,700	35,854
	Kansai Electric Power Co. Inc.	1,495,800	34,039
	JFE Holdings Inc.	962,200	33,456
	Seven & I Holdings Co. Ltd.	1,510,900	33,023
	Chubu Electric Power Co. Inc.	1,297,100	32,845
	Astellas Pharma Inc.	885,600	32,662
	Japan Tobacco Inc.	8,827	31,854
	KDDI Corp.	5,704	30,067
*	Hitachi Ltd.	8,739,161	29,933
*	Mitsubishi Electric Corp.	3,780,000	29,459
	FUJIFILM Holdings Corp.	907,648	29,071
	Kyocera Corp.	318,600	28,835
	Denso Corp.	951,900	27,966
	Mitsui Fudosan Co. Ltd.	1,640,000	27,582
	Daiichi Sankyo Co. Ltd.	1,316,300	27,355
	Kao Corp.	1,056,500	25,489
	Kirin Holdings Co. Ltd.	1,635,000	24,922
	Sumitomo Corp.	2,206,100	24,835
	Sharp Corp.	1,963,000	23,438

	ITOCHU Corp.	2,958,000	23,092
	Murata Manufacturing Co. Ltd.	418,700	22,971
	Fujitsu Ltd.	3,649,000	22,255
	Central Japan Railway Co.	2,952	21,695
	Hoya Corp.	811,200	21,629
	Nidec Corp.	212,800	20,858
	Mitsubishi Heavy Industries Ltd.	5,960,000	20,781
	Mitsui Sumitomo Insurance Group Holdings Inc.	827,600	20,715
	Tokyo Electron Ltd.	335,700	20,393
	Asahi Glass Co. Ltd.	1,975,000	19,690
	Sumitomo Electric Industries Ltd.	1,479,700	19,327
	Kubota Corp.	2,147,000	19,306
	Bridgestone Corp.	1,195,200	19,048
	Marubeni Corp.	3,232,000	18,769
	Ricoh Co. Ltd.	1,311,000	18,767
	Keyence Corp.	81,410	18,735
	Terumo Corp.	329,400	18,466
	Secom Co. Ltd.	411,300	18,430
	Eisai Co. Ltd.	493,000	18,330
	Tokyo Gas Co. Ltd.	4,523,000	18,317
	Sumitomo Metal Industries Ltd.	6,581,000	18,111
	Daikin Industries Ltd.	459,500	17,073
	Tohoku Electric Power Co. Inc.	834,500	16,744
	Daiwa Securities Group Inc.	3,250,000	16,252
	Kyushu Electric Power Co. Inc.	745,500	16,132
	Suzuki Motor Corp.	691,900	15,638
	Fast Retailing Co. Ltd.	93,600	15,592
	Sumitomo Trust & Banking Co. Ltd.	2,793,000	15,474
	ORIX Corp.	205,641	15,394
	Dai Nippon Printing Co. Ltd.	1,093,000	14,988
	TDK Corp.	229,300	14,812
	Asahi Breweries Ltd.	760,400	14,752
	Sumitomo Metal Mining Co. Ltd.	1,028,000	14,306
	Toray Industries Inc.	2,606,000	14,239
	Shiseido Co. Ltd.	683,700	14,002
	Mitsui OSK Lines Ltd.	2,235,000	13,932
	Sumitomo Chemical Co. Ltd.	3,085,000	13,861
	Osaka Gas Co. Ltd.	3,808,000	13,406
	Sumitomo Realty & Development Co. Ltd.	742,000	13,148
*,^ NEC Corp.		5,049,000	13,019
	Nikon Corp.	630,900	12,943
	Rohm Co. Ltd.	190,900	12,863
	SMC Corp.	105,900	12,783
	Olympus Corp.	423,300	12,683
	Aeon Co. Ltd.	1,256,300	12,472
	Nitto Denko Corp.	322,600	12,424
	Asahi Kasei Corp.	2,478,000	12,317
	Ajinomoto Co. Inc.	1,297,000	12,288
	Shionogi & Co. Ltd.	587,000	12,097
	Resona Holdings Inc.	949,800	11,847
	Inpex Corp.	1,615	11,818
	Rakuten Inc.	14,115	11,542
	West Japan Railway Co.	3,337	11,504
	Nippon Oil Corp.	2,441,000	11,406
	T&D Holdings Inc.	550,850	11,378
	Bank of Yokohama Ltd.	2,397,000	11,333
	Sompo Japan Insurance Inc.	1,732,000	11,289
^	Kintetsu Corp.	3,178,000	10,981

	Yamada Denki Co. Ltd.	169,640	10,908
	NGK Insulators Ltd.	494,000	10,789
	Yahoo! Japan Corp.	28,399	10,745
	Chugoku Electric Power Co. Inc.	546,900	10,713
	Daiwa House Industry Co. Ltd.	1,005,000	10,569
	Yamato Holdings Co. Ltd.	763,300	10,483
	Hankyu Hanshin Holdings Inc.	2,238,000	10,321
	Toyota Industries Corp.	350,200	10,267
	Nippon Yusen KK	2,957,000	10,209
	Shizuoka Bank Ltd.	1,175,000	10,134
	Sekisui House Ltd.	1,065,000	10,057
	Odakyu Electric Railway Co. Ltd.	1,225,000	9,944
	Aisin Seiki Co. Ltd.	373,400	9,853
	Mitsubishi Chemical Holdings Corp.	2,356,000	9,815
*,^ Mitsubishi Motors Corp.		7,074,000	9,752
	Shikoku Electric Power Co.	350,200	9,574
	Nippon Electric Glass Co. Ltd.	680,000	9,566
	Konica Minolta Holdings Inc.	936,000	9,562
	Toppan Printing Co. Ltd.	1,095,000	9,532
	Chiba Bank Ltd.	1,499,000	9,047
	Tokyu Corp.	2,225,000	9,022
	Nippon Building Fund Inc. Class A	1,008	8,874
*	Kobe Steel Ltd.	4,899,000	8,780
	JS Group Corp.	494,500	8,727
	Tobu Railway Co. Ltd.	1,606,000	8,618
	Ibiden Co. Ltd.	252,300	8,615
	Panasonic Electric Works Co. Ltd.	741,000	8,116
	Hokuriku Electric Power Co.	369,900	8,006
	Japan Steel Works Ltd.	650,000	7,986
	Japan Real Estate Investment Corp.	953	7,932
	Kuraray Co. Ltd.	675,000	7,864
	Omron Corp.	394,900	7,859
*	Mazda Motor Corp.	2,888,000	7,834
	Advantest Corp.	312,100	7,794
	Chugai Pharmaceutical Co. Ltd.	434,300	7,755
	Unicharm Corp.	81,300	7,732
	NTT Data Corp.	2,478	7,721
	Trend Micro Inc.	205,800	7,671
	Electric Power Development Co. Ltd.	260,900	7,574
	JGC Corp.	403,000	7,523
	Dentsu Inc.	326,200	7,508
	Nippon Mining Holdings Inc.	1,743,000	7,506
	Nipponkoa Insurance Co. Ltd.	1,282,000	7,382
	Ono Pharmaceutical Co. Ltd.	164,600	7,324
	Makita Corp.	217,800	7,308
	Daito Trust Construction Co. Ltd.	152,000	7,210
	Keio Corp.	1,133,000	7,142
	Kawasaki Heavy Industries Ltd.	2,761,000	7,091
	JSR Corp.	353,000	6,975
	Nippon Express Co. Ltd.	1,664,000	6,974
	OJI Paper Co. Ltd.	1,657,000	6,956
	Kurita Water Industries Ltd.	221,500	6,859
	Hokkaido Electric Power Co. Inc.	357,400	6,798
	Oriental Land Co. Ltd.	97,500	6,695
	NSK Ltd.	923,000	6,692
	Chuo Mitsui Trust Holdings Inc.	1,888,000	6,684
	Keihin Electric Express Railway Co. Ltd.	863,000	6,641
	Isetan Mitsukoshi Holdings Ltd.	698,500	6,564

	Toyota Tsusho Corp.	418,800	6,354
	SBI Holdings Inc.	33,173	6,307
	Mitsubishi Tanabe Pharma Corp.	444,000	6,290
	Hirose Electric Co. Ltd.	58,700	6,285
	Benesse Holdings Inc.	146,000	6,139
*	Elpida Memory Inc.	347,604	6,136
	Furukawa Electric Co. Ltd.	1,255,000	6,060
*	Sanyo Electric Co. Ltd.	3,588,000	5,984
*	Sumitomo Heavy Industries Ltd.	1,138,000	5,802
	Yamaha Motor Co. Ltd.	425,400	5,791
	Showa Denko KK	2,812,000	5,754
	Lawson Inc.	126,600	5,737
*	Fuji Heavy Industries Ltd.	1,210,000	5,684
	Sekisui Chemical Co. Ltd.	834,000	5,634
	Teijin Ltd.	1,851,000	5,613
	Sankyo Co. Ltd.	104,200	5,572
*	Mitsubishi Materials Corp.	2,128,000	5,521
	Fukuoka Financial Group Inc.	1,507,000	5,517
	Yakult Honsha Co. Ltd.	189,800	5,503
	Taiyo Nippon Sanso Corp.	558,000	5,490
	Nitori Co. Ltd.	72,650	5,480
	Shimano Inc.	129,800	5,328
	Stanley Electric Co. Ltd.	276,500	5,269
	Kyowa Hakko Kirin Co. Ltd.	501,000	5,221
	Joyo Bank Ltd.	1,287,000	5,206
	Hokuhoku Financial Group Inc.	2,483,000	5,153
*	MEIJI Holdings Co. Ltd.	134,241	5,066
	Ube Industries Ltd.	1,953,000	5,057
	Bank of Kyoto Ltd.	611,000	5,051
*	Isuzu Motors Ltd.	2,339,000	4,977
	Nisshin Seifun Group Inc.	366,000	4,890
	Hachijuni Bank Ltd.	832,000	4,798
	Nippon Paper Group Inc.	183,400	4,788
^	Jupiter Telecommunications Co. Ltd.	4,781	4,781
^	All Nippon Airways Co. Ltd.	1,642,978	4,772
	Brother Industries Ltd.	437,000	4,715
	THK Co. Ltd.	238,000	4,698
*,^ GS Yuasa Corp.		728,000	4,658
	Sony Financial Holdings Inc.	1,696	4,647
	Toyo Suisan Kaisha Ltd.	176,000	4,644
	Toho Gas Co. Ltd.	882,000	4,635
	Hisamitsu Pharmaceutical Co. Inc.	128,800	4,633
	Suzuken Co. Ltd.	138,600	4,625
	TonenGeneral Sekiyu KK	548,000	4,547
	Santen Pharmaceutical Co. Ltd.	144,300	4,542
	Seiko Epson Corp.	271,400	4,525
	Amada Co. Ltd.	677,000	4,522
	Aioi Insurance Co. Ltd.	952,000	4,516
	J Front Retailing Co. Ltd.	947,000	4,510
	Nippon Meat Packers Inc.	356,000	4,487
	Nissin Foods Holdings Co. Ltd.	135,200	4,453
	Nomura Research Institute Ltd.	200,100	4,446
	Sojitz Corp.	2,406,800	4,426
	Obayashi Corp.	1,252,000	4,421
	Hitachi Construction Machinery Co. Ltd.	210,600	4,415
	Hitachi Chemical Co. Ltd.	205,800	4,388
	Shimizu Corp.	1,147,000	4,354
	Sega Sammy Holdings Inc.	384,600	4,354

	Chugoku Bank Ltd.	340,000	4,347
	Takashimaya Co. Ltd.	592,000	4,305
	JTEKT Corp.	378,100	4,271
	Taisho Pharmaceutical Co. Ltd.	245,000	4,269
*,^ Kawasaki Kisen Kaisha Ltd.		1,201,000	4,242
	Toyo Seikan Kaisha Ltd.	298,200	4,203
	Mitsubishi Rayon Co. Ltd.	1,009,000	4,174
	Mitsui Chemicals Inc.	1,546,000	4,133
	Yamaguchi Financial Group Inc.	411,000	4,072
	Mitsubishi Gas Chemical Co. Inc.	763,000	4,037
	NTN Corp.	932,000	4,029
	Gunma Bank Ltd.	770,000	3,970
*	IHI Corp.	2,578,000	3,967
	Mitsubishi UFJ Lease & Finance Co. Ltd.	114,340	3,955
	Iyo Bank Ltd.	478,000	3,945
	Sumco Corp.	229,000	3,941
	Namco Bandai Holdings Inc.	395,000	3,932
	Yaskawa Electric Corp.	474,000	3,923
	Hiroshima Bank Ltd.	987,000	3,903
	Denki Kagaku Kogyo KK	953,000	3,873
	Kamigumi Co. Ltd.	514,000	3,864
	Kikkoman Corp.	330,000	3,855
	Credit Saison Co. Ltd.	307,200	3,827
	Kaneka Corp.	588,000	3,792
	Minebea Co. Ltd.	712,000	3,780
	Shimamura Co. Ltd.	43,100	3,772
	Ushio Inc.	222,100	3,757
	Citizen Holdings Co. Ltd.	567,700	3,724
	Yamaha Corp.	313,100	3,718
	Toho Co. Ltd.	223,900	3,703
	Suruga Bank Ltd.	416,000	3,670
	Yokogawa Electric Corp.	453,500	3,659
	FamilyMart Co. Ltd.	115,600	3,656
	Tsumura & Co.	115,500	3,655
	Taisei Corp.	1,886,000	3,647
	77 Bank Ltd.	680,000	3,627
	Nissan Chemical Industries Ltd.	275,000	3,622
	NGK Spark Plug Co. Ltd.	312,000	3,621
	Sysmex Corp.	64,000	3,577
	Daihatsu Motor Co. Ltd.	372,000	3,565
	MEDIPAL HOLDINGS Corp.	283,600	3,548
^	Mitsui Engineering & Shipbuilding Co. Ltd.	1,461,000	3,529
	Kansai Paint Co. Ltd.	435,000	3,522
	Nishi-Nippon City Bank Ltd.	1,352,000	3,494
	Toyoda Gosei Co. Ltd.	126,800	3,492
	Rinnai Corp.	74,200	3,466
	Kajima Corp.	1,638,000	3,429
	Dainippon Sumitomo Pharma Co. Ltd.	319,900	3,405
	Tokyu Land Corp.	899,000	3,391
	Casio Computer Co. Ltd.	459,100	3,359
	Mizuho Securities Co. Ltd.	1,134,000	3,341
	NOK Corp.	223,000	3,315
	Oracle Corp.	76,100	3,278
	Shimadzu Corp.	490,000	3,235
	Japan Retail Fund Investment Corp. Class A	696	3,229
*,^ Senshu Ikeda Holdings Inc.		958,100	3,227
	Koito Manufacturing Co. Ltd.	184,888	3,222
	Nippon Sheet Glass Co. Ltd.	1,236,000	3,193

Daicel Chemical Industries Ltd.	525,000	3,161
Asics Corp.	319,000	3,150
TOTO Ltd.	517,000	3,129
Dena Co. Ltd.	539	3,119
Hitachi Metals Ltd.	320,000	3,085
Air Water Inc.	268,124	3,068
Tokuyama Corp.	577,000	3,062
Nomura Real Estate Office Fund Inc. Class A	532	3,058
Konami Corp.	185,900	3,057
Alfresa Holdings Corp.	73,900	3,054
* Mitsui Mining & Smelting Co. Ltd.	1,145,000	3,016
Mabuchi Motor Co. Ltd.	55,100	3,013
Yamazaki Baking Co. Ltd.	240,000	2,913
* Mizuho Trust & Banking Co. Ltd.	2,893,000	2,904
Keisei Electric Railway Co. Ltd.	528,000	2,894
Tokyo Tatemono Co. Ltd.	731,000	2,893
Aeon Mall Co. Ltd.	159,100	2,886
Mitsumi Electric Co. Ltd.	166,000	2,886
Showa Shell Sekiyu KK	363,700	2,867
Idemitsu Kosan Co. Ltd.	44,100	2,820
Toyota Boshoku Corp.	128,400	2,810
USS Co. Ltd.	46,200	2,805
Dowa Holdings Co. Ltd.	494,000	2,750
Marui Group Co. Ltd.	447,200	2,730
Chiyoda Corp.	299,191	2,725
Nomura Real Estate Holdings Inc.	182,197	2,721
Hitachi High-Technologies Corp.	135,000	2,701
Yamato Kogyo Co. Ltd.	85,800	2,696
McDonald's Holdings Co. Japan Ltd.	131,900	2,685
UNY Co. Ltd.	348,700	2,671
NHK Spring Co. Ltd.	307,000	2,668
Obic Co. Ltd.	13,690	2,567
Sapporo Holdings Ltd.	488,000	2,567
Japan Petroleum Exploration Co.	54,600	2,563
Sumitomo Rubber Industries Ltd.	327,100	2,559
Cosmo Oil Co. Ltd.	1,165,000	2,529
Tosoh Corp.	975,000	2,507
Square Enix Holdings Co. Ltd.	122,000	2,437
Nisshin Steel Co. Ltd.	1,417,000	2,404
Mitsubishi Logistics Corp.	219,000	2,400
Sapporo Hokuyo Holdings Inc.	581,700	2,352
Kinden Corp.	258,000	2,336
* Shinsei Bank Ltd.	1,847,000	2,297
Seven Bank Ltd.	1,089	2,271
Nisshinbo Holdings Inc.	257,000	2,232
^ Nissha Printing Co. Ltd.	51,866	2,181
Hakuhodo DY Holdings Inc.	44,670	2,178
* Fuji Electric Holdings Co. Ltd.	1,063,000	2,108
^ Japan Prime Realty Investment Corp. Class A	1,078	2,054
Daido Steel Co. Ltd.	560,000	2,042
Tokyo Steel Manufacturing Co. Ltd.	199,700	1,979
* Taiheiyo Cement Corp.	1,711,000	1,926
Ito En Ltd.	129,300	1,923
* Hino Motors Ltd.	498,000	1,868
Canon Marketing Japan Inc.	134,200	1,856
Coca-Cola West Co. Ltd.	110,500	1,843
* Aozora Bank Ltd.	1,395,000	1,762
Shinko Electric Industries Co. Ltd.	127,600	1,717

Nissay Dowa General Insurance Co. Ltd.	354,000	1,689
Itochu Techno-Solutions Corp.	55,500	1,683
Matsui Securities Co. Ltd.	244,800	1,669
Otsuka Corp.	30,300	1,652
NTT Urban Development Corp.	2,232	1,630
Aeon Credit Service Co. Ltd.	148,300	1,535
^ Jafco Co. Ltd.	61,200	1,501
ABC-Mart Inc.	47,100	1,451
Maruichi Steel Tube Ltd.	75,500	1,366
Fuji Media Holdings Inc.	876	1,313
^ Acom Co. Ltd.	75,960	1,303
		4,235,669
Malaysia (0.7%)
Sime Darby Bhd.	5,863,400	14,599
CIMB Group Holdings Bhd.	3,857,900	14,276
Malayan Banking Bhd.	6,939,490	13,768
IOI Corp. Bhd.	7,214,886	10,850
Tenaga Nasional Bhd.	3,834,600	8,943
Genting Bhd.	4,338,800	8,917
Public Bank Bhd.	2,083,694	7,320
MISC Bhd.	2,644,480	6,177
Maxis Bhd.	3,700,150	5,836
AMMB Holdings Bhd.	3,782,400	5,372
Genting Malaysia Bhd.	6,401,400	5,197
PPB Group Bhd.	1,048,800	4,903
* Axiata Group Bhd.	4,961,600	4,734
Kuala Lumpur Kepong Bhd.	948,300	4,593
DiGi.Com Bhd.	679,600	4,345
YTL Corp. Bhd.	1,652,460	3,570
British American Tobacco Malaysia Bhd.	276,000	3,402
IJM Corp. Bhd.	2,137,660	2,874
PLUS Expressways Bhd.	2,877,300	2,791
Petronas Gas Bhd.	951,200	2,721
YTL Power International Bhd.	4,124,358	2,647
Gamuda Bhd.	3,151,200	2,549
Hong Leong Bank Bhd.	921,400	2,196
UMW Holdings Bhd.	1,128,900	2,065
Tanjong PLC	400,200	2,035
SP Setia Bhd.	1,563,700	1,846
Berjaya Sports Toto Bhd.	1,489,928	1,837
Telekom Malaysia Bhd.	1,939,200	1,771
Parkson Holdings Bhd.	978,771	1,589
Bursa Malaysia Bhd.	642,100	1,441
RHB Capital Bhd.	857,400	1,321
Lafarge Malayan Cement Bhd.	699,300	1,288
Alliance Financial Group Bhd.	1,748,800	1,276
Petronas Dagangan Bhd.	482,100	1,229
MMC Corp. Bhd.	1,632,400	1,106
Hong Leong Financial Group Bhd.	481,200	1,065
* IGB Corp. Bhd.	1,859,200	982
KLCC Property Holdings Bhd.	983,300	953
Genting Plantations Bhd.	481,100	847
Astro All Asia Networks PLC	904,800	843
* AirAsia Bhd.	1,904,300	757
* Malaysian Airline System Bhd.	853,300	652
		167,483

Mexico (1.0%)
	America Movil SAB de CV	36,013,179	78,799
^	Wal-Mart de Mexico SAB de CV	5,739,500	25,446
^	Grupo Televisa SA	4,761,600	18,686
	Fomento Economico Mexicano SAB de CV	4,235,100	17,925
*	Cemex SAB de CV	17,935,151	16,770
	Grupo Mexico SAB de CV Class B	7,563,317	15,329
	Telmex Internacional SAB de CV	10,407,905	9,183
	Grupo Financiero Banorte SAB de CV	2,783,000	9,151
	Telefonos de Mexico SAB de CV	10,457,300	8,467
^	Grupo Elektra SA de CV	142,300	7,222
*,^ Carso Global Telecom SAB de CV		1,348,400	5,946
*	Grupo Modelo SAB de CV	984,300	4,858
	Kimberly-Clark de Mexico SAB de CV Class A	1,047,500	4,699
^	Grupo Bimbo SAB de CV Class A	684,800	4,306
^	Grupo Financiero Inbursa SA	1,310,114	4,011
	Alfa SAB de CV Class A	604,600	3,900
^	Mexichem SAB de CV	1,758,164	3,764
	Industrias Penoles SAB de CV	192,095	3,553
^	Grupo Carso SAB de CV	1,147,600	3,548
^	Coca-Cola Femsa SAB de CV	532,900	3,295
*,^ Desarrolladora Homex SAB de CV		435,700	2,226
*	Urbi Desarrollos Urbanos SAB de CV	960,000	2,037
	Grupo Aeroportuario del Pacifico SAB de CV Class B	513,100	1,620
	Grupo Aeroportuario del Pacifico SAB de CV ADR	41,026	1,289
*	Cemex SAB de CV ADR	2,829	26
			256,056
Netherlands (2.3%)
	Unilever NV	3,190,371	97,689
*	ING Groep NV	7,135,216	66,819
	Koninklijke Philips Electronics NV	1,903,143	57,471
	Koninklijke KPN NV	3,270,604	54,156
	Royal Dutch Shell PLC Class A	1,886,970	52,397
	Koninklijke Ahold NV	2,331,627	29,299
	Akzo Nobel NV	454,676	27,065
	ASML Holding NV	834,660	26,214
	Heineken NV	481,021	23,733
	TNT NV	725,371	20,824
*	Aegon NV	3,061,569	18,295
	Reed Elsevier NV	1,419,596	17,143
	Koninklijke DSM NV	302,530	14,100
	Wolters Kluwer NV	544,216	11,359
*	Randstad Holding NV	199,453	9,572
	Heineken Holding NV	214,839	9,034
	Fugro NV	131,356	7,790
	Corio NV	104,440	6,411
	SBM Offshore NV	324,204	6,328
	Koninklijke Vopak NV	61,851	4,633
	Koninklijke Boskalis Westminster NV	123,580	4,339
	ASML Holding NV	8,280	259
*	Aegon NV	695	4
			564,934
New Zealand (0.1%)
	Fletcher Building Ltd.	1,194,915	6,639
	Telecom Corp. of New Zealand Ltd.	3,652,347	6,096
	Sky City Entertainment Group Ltd.	1,101,171	2,546
	Auckland International Airport Ltd.	1,822,878	2,438

	Contact Energy Ltd.	573,476	2,327
			20,046
Norway (0.6%)
	Statoil ASA	2,198,550	49,339
*	Telenor ASA	1,630,600	21,192
*	DnB NOR ASA	1,748,776	19,748
	Yara International ASA	372,550	15,554
	Orkla ASA	1,511,080	13,627
	Seadrill Ltd.	546,400	12,399
*	Norsk Hydro ASA	1,337,240	9,698
*,^ Renewable Energy Corp. ASA		639,665	3,709
			145,266
Peru (0.1%)
	Credicorp Ltd.	118,098	8,840
	Cia de Minas Buenaventura SA	250,262	8,066
	Southern Copper Corp.	236,085	6,287
	Southern Copper Corp. (U.S. Shares)	183,214	4,928
	Cia de Minas Buenaventura SA ADR	121,196	3,815
	Credicorp Ltd.	16,082	1,200
			33,136
Philippines (0.1%)
	Philippine Long Distance Telephone Co.	88,120	4,987
	Manila Electric Co.	818,440	2,838
	Bank of the Philippine Islands	2,629,900	2,563
	SM Investments Corp.	343,970	2,336
	Ayala Corp.	365,820	2,270
	Ayala Land Inc.	10,088,700	2,262
	Energy Development Corp.	16,340,000	1,662
	SM Prime Holdings Inc.	7,872,000	1,584
	Globe Telecom Inc.	66,490	1,305
	Banco de Oro Unibank Inc.	1,424,500	1,100
	Jollibee Foods Corp.	900,300	1,015
	Metropolitan Bank & Trust	1,056,600	950
			24,872
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,217,692	16,144
*	Bank Pekao SA	228,060	13,170
	KGHM Polska Miedz SA	249,907	8,199
*	Polski Koncern Naftowy Orlen	623,597	7,119
	Telekomunikacja Polska SA	1,288,522	7,112
*	Polska Grupa Energetyczna SA	518,626	4,191
	Polskie Gornictwo Naftowe I Gazownictwo SA	2,268,458	2,930
*	Bank Zachodni WBK SA	43,973	2,646
	Asseco Poland SA	108,579	2,224
*	Getin Holding SA	698,707	2,166
*	Globe Trade Centre SA	222,530	1,805
*	BRE Bank SA	20,468	1,780
*	Bank Handlowy w Warszawie SA	65,071	1,660
*	ING Bank Slaski SA	6,510	1,549
*	Bank Millennium SA	1,007,832	1,451
	TVN SA	282,611	1,336
*	PBG SA	17,583	1,279
*	Grupa Lotos SA	90,839	860
	Cyfrowy Polsat SA	162,982	834
			78,455

Portugal (0.2%)
	EDP - Energias de Portugal SA	3,424,829	13,575
	Portugal Telecom SGPS SA	1,136,584	11,729
	Banco Espirito Santo SA	1,023,734	5,958
	Banco Comercial Portugues SA	4,560,794	4,928
	Galp Energia SGPS SA Class B	296,977	4,736
	Cimpor Cimentos de Portugal SGPS SA	514,067	4,332
	Jeronimo Martins SGPS SA	419,250	4,023
*	EDP Renovaveis SA	416,271	3,588
	Brisa Auto-Estradas de Portugal SA	350,798	3,329
			56,198
Russia (1.6%)
	Gazprom OAO ADR (London Shares)	4,637,471	112,451
	Lukoil OAO ADR	910,028	49,766
	Sberbank of Russian Federation	16,905,579	48,063
	MMC Norilsk Nickel ADR	1,678,653	25,813
	Rosneft Oil Co. GDR	2,489,526	19,147
	Mobile Telesystems OJSC ADR	390,177	18,643
	Tatneft ADR	459,197	14,128
	NovaTek OAO GDR	178,217	12,624
	Surgutneftegaz ADR	1,390,807	11,689
	Vimpel-Communications ADR	601,237	10,907
*	RusHydro	209,243,774	8,801
	Polyus Gold Co. ADR	296,255	7,953
	VTB Bank OJSC GDR	1,475,009	7,305
	Surgutneftegaz Prior Pfd.	13,670,099	6,300
*	Uralkali	1,461,364	6,092
*	Federal Grid Co. Unified Energy System JSC	557,925,350	6,066
	Mechel ADR	286,475	5,669
^	Severstal GDR	416,527	5,096
*	Sistema JSFC GDR	191,404	4,754
	Sberbank of Russian Federation Prior Pfd.	1,982,136	4,746
*,^ Novolipetsk Steel OJSC GDR		150,986	4,588
	Gazprom Neft JSC	639,461	3,220
*	Inter Rao Ues OAO	1,989,386,564	3,163
*	Wimm-Bill-Dann Foods OJSC ADR	138,320	2,874
*	Pharmstandard GDR	149,113	2,855
*	TMK OAO GDR	106,208	2,014
	Comstar United Telesystems OJSC GDR	329,934	1,957
*	Polymetal	194,095	1,785
	VTB Bank OJSC	122,279,512	303
			408,772
Singapore (1.1%)
	DBS Group Holdings Ltd.	3,346,999	33,722
	Singapore Telecommunications Ltd.	15,616,000	33,279
	United Overseas Bank Ltd.	2,381,000	30,520
	Oversea-Chinese Banking Corp. Ltd.	4,997,000	28,925
	Keppel Corp. Ltd.	2,489,000	14,706
	CapitaLand Ltd.	4,960,500	13,486
^	Wilmar International Ltd.	2,493,000	11,631
	Singapore Airlines Ltd.	1,042,000	10,194
	Singapore Exchange Ltd.	1,659,000	9,357
	Singapore Press Holdings Ltd.	3,094,000	8,111
^	City Developments Ltd.	969,000	7,344
*,^ Genting Singapore PLC		9,061,720	6,796
	Noble Group Ltd.	2,949,500	5,993
	Singapore Technologies Engineering Ltd.	2,606,000	5,692

Fraser and Neave Ltd.	1,889,000	5,555
CapitaMall Trust	4,362,300	5,213
* CapitaMalls Asia Ltd.	2,999,000	4,926
SembCorp Industries Ltd.	1,911,000	4,762
* Golden Agri-Resources Ltd.	12,950,791	4,760
Jardine Cycle & Carriage Ltd.	262,000	4,684
ComfortDelgro Corp. Ltd.	3,640,000	4,102
^ Olam International Ltd.	2,347,000	3,959
Ascendas Real Estate Investment Trust	2,847,666	3,880
SembCorp Marine Ltd.	1,605,000	3,752
Yangzijiang Shipbuilding Holdings Ltd.	3,737,000	2,795
UOL Group Ltd.	1,012,000	2,682
^ Neptune Orient Lines Ltd.	1,708,750	2,085
StarHub Ltd.	1,121,000	1,726
^ Cosco Corp. Singapore Ltd.	1,888,000	1,676
* Golden Agri-Resources Ltd. Warrants 07/23/2012	724,972	67
		276,380
South Africa (1.6%)
Sasol Ltd.	1,124,076	41,651
MTN Group Ltd.	2,886,902	41,212
Standard Bank Group Ltd.	2,280,453	32,316
Impala Platinum Holdings Ltd.	1,050,418	26,912
Naspers Ltd.	750,414	26,451
AngloGold Ashanti Ltd.	587,884	21,077
Gold Fields Ltd.	1,305,045	14,987
FirstRand Ltd.	5,528,603	13,389
Sanlam Ltd.	3,996,231	11,924
ABSA Group Ltd.	631,406	11,043
Anglo Platinum Ltd.	116,763	11,022
Remgro Ltd.	864,594	10,173
Bidvest Group Ltd.	575,458	9,864
Shoprite Holdings Ltd.	823,254	7,514
Tiger Brands Ltd.	319,290	7,388
Kumba Iron Ore Ltd.	155,861	6,589
Harmony Gold Mining Co. Ltd.	707,564	6,538
Steinhoff International Holdings Ltd.	2,491,130	6,305
African Bank Investments Ltd.	1,483,097	5,727
RMB Holdings Ltd.	1,419,489	5,712
Nedbank Group Ltd.	341,916	5,431
Vodacom Group Pty Ltd.	722,962	5,164
Growthpoint Properties Ltd.	2,729,827	4,872
ArcelorMittal South Africa Ltd.	344,320	4,719
Truworths International Ltd.	847,873	4,686
African Rainbow Minerals Ltd.	212,971	4,655
Massmart Holdings Ltd.	395,798	4,514
Redefine Income Fund Ltd.	4,673,952	4,388
* Aspen Pharmacare Holdings Ltd.	485,191	4,275
Pretoria Portland Cement Co. Ltd.	974,282	4,271
* Sappi Ltd.	984,945	4,187
Aveng Ltd.	764,578	3,545
Woolworths Holdings Ltd.	1,478,459	3,532
Exxaro Resources Ltd.	241,613	3,342
Imperial Holdings Ltd.	319,740	3,336
Murray & Roberts Holdings Ltd.	618,419	3,184
Netcare Ltd.	1,779,122	3,034
Investec Ltd.	422,079	2,984
Foschini Ltd.	396,205	2,907

Reunert Ltd.	339,369	2,507
Pick n Pay Stores Ltd.	451,207	2,372
Telkom SA Ltd.	537,458	2,323
Discovery Holdings Ltd.	533,025	2,166
Liberty Holdings Ltd.	222,296	1,941
Northam Platinum Ltd.	286,773	1,851
		407,980
South Korea (3.1%)
Samsung Electronics Co. Ltd.	185,888	124,900
POSCO	85,740	39,110
Hyundai Motor Co.	301,543	29,117
* KB Financial Group Inc.	546,237	23,541
* Shinhan Financial Group Co. Ltd.	652,330	22,778
2 Samsung Electronics Co. Ltd. GDR	61,134	20,947
POSCO ADR	168,771	19,063
* Hynix Semiconductor Inc.	925,060	17,972
Samsung Electronics Co. Ltd. Prior Pfd.	40,136	17,655
LG Electronics Inc.	184,286	17,191
Hyundai Mobis	124,268	15,744
LG Chem Ltd.	90,559	15,527
LG Display Co. Ltd.	456,410	14,754
KT&G Corp.	217,855	12,652
Shinsegae Co. Ltd.	27,589	12,450
Samsung C&T Corp.	247,568	12,239
Hyundai Heavy Industries Co. Ltd.	74,104	11,873
* NHN Corp.	79,859	11,849
Samsung Fire & Marine Insurance Co. Ltd.	74,325	11,848
Korea Electric Power Corp.	346,750	11,431
SK Energy Co. Ltd.	117,750	10,688
Hana Financial Group Inc.	373,860	10,644
LG Corp.	185,937	10,021
Samsung Electro-Mechanics Co. Ltd.	116,291	9,722
Hyundai Steel Co.	108,123	7,903
KT Corp.	183,649	7,847
SK Telecom Co. Ltd.	49,673	7,797
Samsung SDI Co. Ltd.	66,255	7,729
* Kia Motors Corp.	404,760	6,748
Samsung Heavy Industries Co. Ltd.	315,130	6,467
Samsung Engineering Co. Ltd.	58,873	5,720
Korea Exchange Bank	501,550	5,672
* Woori Finance Holdings Co. Ltd.	490,590	5,626
Hyundai Engineering & Construction Co. Ltd.	96,865	5,352
Samsung Securities Co. Ltd.	97,445	5,288
GS Engineering & Construction Corp.	69,055	5,262
Samsung Techwin Co. Ltd.	78,440	5,107
Korea Electric Power Corp. ADR	308,702	5,016
Lotte Shopping Co. Ltd.	18,633	4,785
Shinhan Financial Group Co. Ltd. ADR	67,503	4,677
Cheil Industries Inc.	90,974	4,362
SK Telecom Co. Ltd. ADR	250,083	4,334
Amorepacific Corp.	6,153	4,288
Doosan Heavy Industries and Construction Co. Ltd.	60,427	4,273
LG Household & Health Care Ltd.	17,180	4,194
KB Financial Group Inc. ADR	92,366	3,948
Daewoo Securities Co. Ltd.	235,950	3,899
Hanwha Corp.	95,530	3,829
S-Oil Corp.	85,993	3,803

* Industrial Bank of Korea	334,250	3,764
LG Telecom Ltd.	487,020	3,762
OCI Co. Ltd.	23,957	3,576
Daelim Industrial Co. Ltd.	53,779	3,536
Hyundai Development Co.	113,240	3,494
* Korean Air Lines Co. Ltd.	70,160	3,394
SK Holdings Co. Ltd.	45,749	3,275
Hankook Tire Co. Ltd.	169,800	3,256
Samsung Card Co.	71,939	3,170
Hyosung Corp.	45,187	3,145
Daegu Bank	239,640	3,053
Woongjin Coway Co. Ltd.	99,080	3,042
GS Holdings	100,250	2,974
NCSoft Corp.	26,710	2,971
Daewoo International Corp.	98,627	2,969
Busan Bank	303,310	2,965
Hyundai Securities Co.	252,320	2,960
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	185,500	2,866
LS Corp.	34,572	2,835
KCC Corp.	9,642	2,823
KT Corp. ADR	131,252	2,773
CJ CheilJedang Corp.	14,843	2,664
Kangwon Land Inc.	194,880	2,651
Honam Petrochemical Corp.	27,386	2,642
Yuhan Corp.	17,510	2,559
Hyundai Department Store Co. Ltd.	29,197	2,545
Hyundai Motor Co. Prior Pfd.	72,990	2,523
Korea Zinc Co. Ltd.	17,076	2,488
Daewoo Engineering & Construction Co. Ltd.	227,160	2,316
LS Industrial Systems Co. Ltd.	31,279	2,252
Mirae Asset Securities Co. Ltd.	45,081	2,248
Woori Investment & Securities Co. Ltd.	170,330	2,219
Doosan Infracore Co. Ltd.	145,330	2,168
Dongbu Insurance Co. Ltd.	73,300	2,107
Hyundai Mipo Dockyard	21,997	2,050
STX Pan Ocean Co. Ltd.	202,010	2,043
Hanwha Chem Corp.	159,540	1,994
Korea Investment Holdings Co. Ltd.	74,760	1,968
Korea Gas Corp.	43,573	1,940
Glovis Co. Ltd.	21,600	1,786
Doosan Corp.	18,640	1,635
Lotte Confectionery Co. Ltd.	1,403	1,488
Hite Brewery Co. Ltd.	10,592	1,442
Hyundai Motor Co. Prior Pfd.	43,390	1,423
Dongkuk Steel Mill Co. Ltd.	70,240	1,383
* Celltrion Inc.	99,723	1,361
S1 Corp.	32,780	1,314
SK Networks Co. Ltd.	139,850	1,245
Tong Yang Securities Inc.	133,350	1,228
* SK Broadband Co. Ltd.	271,201	1,210
LG Electronics Inc. Prior Pfd.	32,070	1,148
Hanjin Heavy Industries & Construction Co. Ltd.	58,359	1,077
Taewoong Co. Ltd.	14,305	977
STX Offshore & Shipbuilding Co. Ltd.	89,200	893
		765,232
Spain (3.2%)
Banco Santander SA	15,976,246	228,156

	Telefonica SA	8,295,075	198,713
	Banco Bilbao Vizcaya Argentaria SA	6,971,540	106,271
	Iberdrola SA	7,193,076	61,241
	Repsol YPF SA	1,432,521	33,842
	Inditex SA	428,303	26,960
	ACS Actividades de Construccion y Servicios SA	278,203	13,130
	Banco Popular Espanol SA	1,687,244	12,786
	Abertis Infraestructuras SA	547,308	11,085
	Red Electrica Corp. SA	211,856	10,621
^	Banco de Sabadell SA	1,749,870	9,327
	Ferrovial SA	892,153	9,306
	Gas Natural SDG SA	434,566	8,631
	Criteria Caixacorp SA	1,635,369	7,407
	Iberdrola Renovables SA	1,666,647	7,383
	Enagas	346,492	7,182
	Acciona SA	49,675	5,988
^	Mapfre SA	1,436,404	5,664
	Gamesa Corp. Tecnologica SA	355,294	5,157
	Acerinox SA	270,780	5,095
	Bankinter SA	557,385	4,976
	Zardoya Otis SA	257,957	4,788
	Indra Sistemas SA	190,104	4,127
	Grifols SA	245,373	3,740
^	Banco de Valencia SA	423,520	3,215
	Fomento de Construcciones y Contratas SA	82,588	3,177
	Gestevision Telecinco SA	203,404	2,900
*	Iberia Lineas Aereas de Espana SA	910,913	2,766
*,^ Sacyr Vallehermoso SA		171,594	1,786
			805,420
Sweden (1.9%)
	Hennes & Mauritz AB Class B	1,000,634	58,885
	Nordea Bank AB	6,319,673	57,960
	Telefonaktiebolaget LM Ericsson Class B	5,841,266	56,607
	TeliaSonera AB	4,404,961	29,631
	Svenska Handelsbanken AB Class A	957,432	24,947
	Sandvik AB	1,974,490	21,455
	Volvo AB Class B	2,126,131	17,909
	Atlas Copco AB Class A	1,315,899	17,840
*	Skandinaviska Enskilda Banken AB Class A	2,983,877	17,672
	Investor AB Class B	893,977	15,737
	Svenska Cellulosa AB Class B	1,116,290	15,039
	Skanska AB Class B	782,365	12,106
	SKF AB	760,512	11,750
*	Electrolux AB Class B	469,274	11,056
	Assa Abloy AB Class B	611,496	10,551
	Millicom International Cellular SA	147,414	10,550
	Swedish Match AB	489,756	10,255
*,^ Swedbank AB Class A		1,188,700	10,228
	Alfa Laval AB	684,231	9,289
	Atlas Copco AB Class B	768,741	9,266
	Getinge AB	391,427	8,379
	Tele2 AB	586,730	8,266
	Scania AB Class B	630,161	7,742
	Volvo AB Class A	853,384	7,159
	Securitas AB Class B	610,351	5,911
	SSAB AB Class A	353,547	5,715
*	Husqvarna AB	790,717	5,381

* Lundin Petroleum AB	438,671	3,334
Holmen AB	104,151	2,493
SSAB AB Class B	160,438	2,375
		485,488
Switzerland (5.9%)
Nestle SA	6,792,584	321,980
Roche Holding AG	1,376,270	230,898
Novartis AG	4,133,531	221,206
Credit Suisse Group AG	2,204,585	95,364
* UBS AG	6,969,993	90,903
ABB Ltd.	4,323,464	78,271
Zurich Financial Services AG	288,206	61,276
Syngenta AG	185,301	47,420
Cie Financiere Richemont SA	1,019,020	34,515
Holcim Ltd.	480,963	32,934
Swiss Reinsurance Co. Ltd.	674,360	29,152
Swisscom AG	45,609	16,624
Swatch Group AG (Bearer)	60,057	15,700
Synthes Inc.	115,893	14,753
SGS SA	10,757	13,831
Julius Baer Group Ltd.	407,124	13,534
Geberit AG	75,578	13,302
Adecco SA	240,621	12,965
Givaudan SA	14,946	12,183
Sonova Holding AG	90,594	11,213
* Actelion Ltd.	196,543	10,398
Kuehne & Nagel International AG	105,163	10,136
Baloise-Holding AG	97,130	8,053
Swiss Life Holding AG	57,130	7,186
Nobel Biocare Holding AG	242,391	7,130
Schindler Holding AG (Bearer)	94,619	6,995
Lonza Group AG	89,531	6,367
* Logitech International SA	357,466	6,038
Lindt & Spruengli AG	217	5,360
GAM Holding Ltd.	414,943	4,750
Swatch Group AG (Registered)	93,290	4,692
Pargesa Holding SA	52,459	4,398
Aryzta AG	105,208	4,155
Straumann Holding AG	14,997	3,978
Lindt & Spruengli AG	1,661	3,582
Schindler Holding AG	42,564	3,184
BKW FMB Energie AG	29,319	2,230
Aryzta AG	51,983	2,043
		1,468,699
Taiwan (2.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	38,725,063	73,511
Hon Hai Precision Industry Co. Ltd.	15,106,885	62,950
MediaTek Inc.	1,794,430	28,951
China Steel Corp.	19,235,756	19,494
* Cathay Financial Holding Co. Ltd.	11,437,000	19,285
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,893,348	19,236
Nan Ya Plastics Corp.	9,970,780	18,638
Formosa Plastics Corp.	7,759,780	16,091
Chunghwa Telecom Co. Ltd.	8,525,354	15,262
Asustek Computer Inc.	7,501,601	14,479
Acer Inc.	4,998,090	13,920
AU Optronics Corp.	11,961,640	13,137

	HTC Corp.	1,298,800	12,694
	Formosa Chemicals & Fibre Corp.	5,550,500	11,985
*	Fubon Financial Holding Co. Ltd.	8,738,000	10,165
	Compal Electronics Inc.	7,282,521	10,096
	Delta Electronics Inc.	3,333,240	10,037
*	United Microelectronics Corp.	18,885,175	9,335
	Yuanta Financial Holding Co. Ltd.	14,242,000	9,035
	Chinatrust Financial Holding Co. Ltd.	16,452,255	8,956
	Quanta Computer Inc.	4,284,950	8,530
	Mega Financial Holding Co. Ltd.	15,032,000	8,088
*	Chi Mei Optoelectronics Corp.	9,164,000	7,126
	Taiwan Mobile Co. Ltd.	3,655,000	7,062
	Uni-President Enterprises Corp.	6,465,357	6,893
	InnoLux Display Corp.	4,109,297	6,730
	Wistron Corp.	3,433,237	6,482
	Formosa Petrochemical Corp.	2,446,950	6,155
	Far Eastern New Century Corp.	5,519,478	6,032
	Siliconware Precision Industries Co.	4,536,000	5,943
	Taiwan Cement Corp.	5,802,000	5,385
	Advanced Semiconductor Engineering Inc.	6,681,060	5,249
	First Financial Holding Co. Ltd.	9,370,859	5,229
*	China Development Financial Holding Corp.	18,426,625	5,097
	Lite-On Technology Corp.	3,961,064	5,022
	Taiwan Fertilizer Co. Ltd.	1,456,000	4,740
	Foxconn Technology Co. Ltd.	1,144,380	4,491
	Chang Hwa Commercial Bank	9,621,000	4,332
	Synnex Technology International Corp.	2,056,500	4,206
*	Shin Kong Financial Holding Co. Ltd.	10,834,096	4,127
	Taiwan Cooperative Bank	6,907,000	4,031
	Hua Nan Financial Holdings Co. Ltd.	6,688,595	3,867
	Far EasTone Telecommunications Co. Ltd.	3,181,000	3,852
	Epistar Corp.	1,218,408	3,839
*	SinoPac Financial Holdings Co. Ltd.	11,540,000	3,781
*,^ United Microelectronics Corp. ADR		1,043,348	3,662
	Macronix International	6,339,927	3,526
	Powertech Technology Inc.	1,105,050	3,513
	Pou Chen Corp.	4,506,350	3,381
*	Taishin Financial Holding Co. Ltd.	7,902,000	3,179
	Cheng Shin Rubber Industry Co. Ltd.	1,629,090	3,111
	Asia Cement Corp.	3,283,413	3,098
	Unimicron Technology Corp.	2,396,750	2,899
*	Chunghwa Telecom Co. Ltd. ADR	151,964	2,884
	AU Optronics Corp. ADR	260,366	2,848
	Tripod Technology Corp.	783,759	2,677
	Novatek Microelectronics Corp. Ltd.	910,275	2,668
	KGI Securities Co. Ltd.	5,501,000	2,575
	Largan Precision Co. Ltd.	192,376	2,499
	Richtek Technology Corp.	247,005	2,436
*	Inotera Memories Inc.	3,411,002	2,427
*	Chunghwa Picture Tubes	19,319,000	2,354
	President Chain Store Corp.	1,023,536	2,351
	Catcher Technology Co. Ltd.	1,046,800	2,344
	Realtek Semiconductor Corp.	839,673	2,288
*	E.Sun Financial Holding Co. Ltd.	6,014,170	2,245
	Simplo Technology Co. Ltd.	390,100	2,222
	Inventec Co. Ltd.	3,593,100	2,051
	Everlight Electronics Co. Ltd.	662,497	2,026
*	Powerchip Semiconductor Corp.	16,172,000	2,014

Motech Industries Inc.	509,731	2,003
* HannStar Display Corp.	8,702,000	1,962
Coretronic Corp.	1,379,000	1,949
WPG Holdings Co. Ltd.	1,255,000	1,938
* Polaris Securities Co. Ltd.	3,828,040	1,934
Transcend Information Inc.	591,363	1,918
Chicony Electronics Co. Ltd.	764,380	1,880
* Walsin Lihwa Corp.	5,324,000	1,809
* Clevo Co.	993,176	1,798
Tung Ho Steel Enterprise Corp.	1,601,842	1,783
* Nanya Technology Corp.	2,168,915	1,759
* Tatung Co. Ltd.	7,631,000	1,659
Yulon Motor Co. Ltd.	1,619,015	1,625
* Prime View International Co. Ltd.	885,000	1,619
* Qisda Corp.	3,119,000	1,612
U-Ming Marine Transport Corp.	844,000	1,606
Nan Ya Printed Circuit Board Corp.	373,320	1,575
Far Eastern Department Stores Co. Ltd.	1,655,210	1,575
Taiwan Glass Industrial Corp.	1,787,890	1,486
Young Fast Optoelectronics Co. Ltd.	147,000	1,455
* Wintek Corp.	1,825,000	1,413
Cheng Uei Precision Industry Co. Ltd.	685,644	1,397
Teco Electric and Machinery Co. Ltd.	3,383,000	1,363
Siliconware Precision Industries Co. ADR	201,575	1,361
Phison Electronics Corp.	198,768	1,354
Feng Hsin Iron & Steel Co.	829,000	1,350
* Ruentex Industries Ltd.	798,000	1,347
Giant Manufacturing Co. Ltd.	498,000	1,337
* CMC Magnetics Corp.	5,163,000	1,306
* Winbond Electronics Corp.	5,228,000	1,276
* Evergreen Marine Corp. Taiwan Ltd.	2,112,000	1,219
Kinsus Interconnect Technology Corp.	488,000	1,215
* China Airlines Ltd.	3,544,491	1,184
Advanced Semiconductor Engineering Inc. ADR	299,740	1,169
Pixart Imaging Inc.	175,719	1,110
Formosa Sumco Technology Corp.	399,700	1,094
Advantech Co. Ltd.	534,659	1,078
* Wan Hai Lines Ltd.	2,147,500	1,073
Mitac International	2,318,995	1,063
Micro-Star International Co. Ltd.	1,713,517	1,061
* Taiwan Business Bank	4,066,000	1,049
Formosa Taffeta Co. Ltd.	1,433,000	1,045
Eternal Chemical Co. Ltd.	1,078,175	1,040
* Capital Securities Corp.	1,977,000	1,018
* Eva Airways Corp.	2,570,900	1,013
TSRC Corp.	850,000	1,010
Farglory Land Development Co. Ltd.	462,000	976
Yang Ming Marine Transport Corp.	2,575,776	923
Chinese Gamer International Corp.	73,000	758
Formosa International Hotels Corp.	67,100	756
Vanguard International Semiconductor Corp.	1,489,000	714
Compal Communications Inc.	627,000	689
* Evergreen International Storage & Transport Corp.	798,000	628
* Tatung Co. Ltd. GDR	92,281	403
		672,561
Thailand (0.3%)
PTT PCL (Foreign)	1,608,815	10,736

PTT Exploration & Production PCL (Foreign)	2,266,455	8,942
Siam Commercial Bank PCL (Foreign)	3,052,300	7,293
Bangkok Bank PCL	1,838,200	6,194
Kasikornbank PCL (Foreign)	2,265,700	5,979
Banpu PCL	310,590	4,966
Advanced Info Service PCL (Foreign)	1,729,200	4,301
Siam Cement PCL (Foreign)	590,000	3,929
Bangkok Bank PCL	958,100	3,243
CP ALL PCL (Foreign)	4,313,385	2,976
IRPC PCL (Foreign)	19,034,700	2,482
Kasikornbank PCL	965,100	2,385
Bank of Ayudhya PCL(Local)	3,662,779	2,149
Charoen Pokphand Foods PCL (Foreign)	5,776,200	1,991
Thai Oil PCL (Foreign)	1,546,800	1,884
PTT Chemical PCL (Foreign)	666,095	1,685
Krung Thai Bank PCL (Foreign)	5,553,510	1,599
PTT Aromatics & Refining PCL (Foreign)	2,068,100	1,520
* TMB Bank PCL	35,976,400	1,369
Total Access Communication PCL (Foreign)	1,411,800	1,359
BEC World PCL (Foreign)	1,753,405	1,265
Land and Houses PCL (Foreign)	5,020,200	853
Glow Energy PCL (Foreign)	907,345	843
PTT PCL	39,700	265
Banpu PCL (Local)	8,600	136
		80,344
Turkey (0.4%)
Turkiye Garanti Bankasi AS	4,126,895	17,309
Turkcell Iletisim Hizmet AS	1,504,125	11,040
Turkiye Is Bankasi	2,110,293	9,270
Akbank TAS	1,475,983	8,622
Tupras Turkiye Petrol Rafine	241,120	4,965
Haci Omer Sabanci Holding AS	1,039,361	4,462
Turkiye Halk Bankasi AS	616,599	4,188
Anadolu Efes Biracilik Ve Malt Sanayii AS	397,058	4,102
* Yapi ve Kredi Bankasi AS	1,679,212	4,044
* Turkiye Vakiflar Bankasi Tao	1,447,182	3,836
Turk Telekomunikasyon AS	1,010,975	3,495
BIM Birlesik Magazalar AS	72,366	3,283
* KOC Holding AS	965,479	3,269
* Eregli Demir ve Celik Fabrikalari TAS	800,649	2,522
Turk Hava Yollari	672,098	2,451
* Asya Katilim Bankasi AS	897,101	2,329
Enka Insaat ve Sanayi AS	467,451	2,176
Dogan Sirketler Grubu Holdings	1,698,196	1,238
Coca-Cola Icecek AS	140,110	1,157
* Turk Sise ve Cam Fabrikalari AS	806,459	1,042
* Haci Omer Sabanci Holding AS	157,710	680
* Arcelik AS	23	—
		95,480
United Kingdom (16.1%)
HSBC Holdings PLC	33,963,322	363,595
BP PLC	36,718,752	342,586
Vodafone Group PLC	102,995,997	220,040
GlaxoSmithKline PLC	10,163,795	197,807
Royal Dutch Shell PLC Class B	5,282,522	140,522
Royal Dutch Shell PLC Class A	5,058,731	139,821
AstraZeneca PLC	2,839,831	131,814

Rio Tinto PLC	2,686,908	131,027
British American Tobacco PLC	3,913,101	129,346
BHP Billiton PLC	4,325,479	126,888
BG Group PLC	6,580,654	120,977
Tesco PLC	15,537,116	105,152
Barclays PLC	22,343,190	95,495
* Anglo American PLC	2,578,023	94,590
Standard Chartered PLC	3,936,856	90,680
Diageo PLC	4,897,112	82,311
Unilever PLC	2,515,077	76,481
Imperial Tobacco Group PLC	1,993,432	64,283
Reckitt Benckiser Group PLC	1,187,881	61,579
* Xstrata PLC	3,738,070	60,655
* Lloyds Banking Group PLC	74,776,672	60,116
SABMiller PLC	1,846,617	50,217
National Grid PLC	4,818,202	48,393
Prudential PLC	4,942,225	45,264
Centrica PLC	10,034,713	43,079
BAE Systems PLC	6,942,043	38,934
Cadbury PLC	2,671,760	35,320
Scottish & Southern Energy PLC	1,800,149	33,550
BT Group PLC	15,168,236	33,103
Aviva PLC	5,375,204	32,919
Tullow Oil PLC	1,575,028	28,850
Rolls-Royce Group PLC	3,632,894	27,681
Compass Group PLC	3,618,411	24,634
WPP PLC	2,452,343	22,629
Pearson PLC	1,591,407	22,536
Shire PLC	1,094,977	21,686
Experian PLC	2,006,320	19,076
WM Morrison Supermarkets PLC	4,137,650	19,036
Reed Elsevier PLC	2,369,878	18,864
British Sky Broadcasting Group PLC	2,226,149	18,852
Smith & Nephew PLC	1,726,625	17,370
Marks & Spencer Group PLC	3,093,011	17,125
* Old Mutual PLC	10,333,952	17,037
* Royal Bank of Scotland Group PLC	33,262,577	16,900
Kingfisher PLC	4,633,514	15,608
International Power PLC	2,971,699	15,172
Land Securities Group PLC	1,474,612	14,967
Capita Group PLC	1,218,771	14,026
* Cairn Energy PLC	2,711,246	13,974
Legal & General Group PLC	11,442,556	13,745
RSA Insurance Group PLC	6,628,892	13,554
Standard Life PLC	4,354,035	13,549
Man Group PLC	3,348,031	12,548
* Wolseley PLC	553,681	12,181
Randgold Resources Ltd.	175,433	12,124
J Sainsbury PLC	2,351,457	12,094
Next PLC	387,715	12,090
Smiths Group PLC	759,830	12,060
British Land Co. PLC	1,674,392	11,618
* Carnival PLC	320,095	11,508
United Utilities Group PLC	1,342,197	11,447
Cable & Wireless PLC	5,039,063	11,393
Antofagasta PLC	772,187	10,719
* Autonomy Corp. PLC	424,490	10,515
Vedanta Resources PLC	271,848	10,427

G4S PLC			2,483,182	9,971
Associated British Foods PLC			698,810	9,817
Johnson Matthey PLC			421,380	9,796
Sage Group PLC			2,570,980	9,671
Inmarsat PLC			851,906	9,250
* Lonmin PLC			300,382	8,593
Cobham PLC			2,252,139	8,333
Burberry Group PLC			850,924	8,306
Severn Trent PLC			461,981	8,276
Hammerson PLC			1,376,376	8,269
Rexam PLC			1,716,420	8,172
* Kazakhmys PLC			420,472	8,071
3i Group PLC			1,889,362	7,925
AMEC PLC			650,194	7,836
Invensys PLC			1,575,146	7,702
Serco Group PLC			962,998	7,655
Whitbread PLC			340,330	7,610
Intercontinental Hotels Group PLC			505,686	7,232
Segro PLC			1,453,194	7,218
Eurasian Natural Resources Corp.			502,124	7,211
Liberty International PLC			969,515	7,014
Home Retail Group PLC			1,705,746	6,926
Admiral Group PLC			368,368	6,632
Bunzl PLC			643,624	6,396
Petrofac Ltd.			401,692	6,155
Thomas Cook Group PLC			1,686,553	6,090
* Resolution Ltd.			4,738,906	6,042
ICAP PLC			1,025,199	6,024
Balfour Beatty PLC			1,333,989	5,667
Investec PLC			820,502	5,543
Firstgroup PLC			934,992	5,481
Tomkins PLC			1,723,684	5,158
Schroders PLC			242,158	4,786
Drax Group PLC			704,268	4,608
TUI Travel PLC			1,085,881	4,479
Fresnillo PLC			347,074	3,691
*,^ British Airways PLC			1,114,314	3,633
London Stock Exchange Group PLC			286,262	2,910
Carphone Warehouse Group PLC			786,923	2,388
WPP PLC ADR			298	14
				4,020,690

Total Common Stocks (Cost $22,930,231)				24,877,244
	Coupon
Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.2%)
[3,4] Vanguard Market Liquidity Fund	0.175%		556,432,150	556,432

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6,7] Federal Home Loan Bank Discount Notes	0.195%	3/24/10	5,000	4,999
[5,6,7] Federal Home Loan Bank Discount Notes	0.220%	3/26/10	10,000	9,999
				14,998
Total Temporary Cash Investments (Cost $571,428)				571,430

Total Investments (101.7%) (Cost $23,501,659)	25,448,674
Other Assets and Liabilities-Net (-1.7%)[4]	(434,680)
Net Assets (100%)	25,013,994

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $402,267,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the value of this security represented 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $429,033,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
6 Securities with a value of $9,899,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $4,329,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for

Total International Stock Index Fund

liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value (Depreciation)
Dow Jones EURO STOXX 50 Index	March 2010	1,275	49,143	(2,592)
FTSE 100 Index	March 2010	460	37,950	(873)
Topix Index	March 2010	275	27,134	8

At January 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

	Contract Amount (000)
					Unrealized
					Appreciation
					(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
3/24/10	EUR	37,221	USD	51,728	(2,400)
3/24/10	GBP	24,227	USD	38,807	(779)
3/17/10	JPY	2,459,172	USD	27,131	(700)

EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Total International Stock Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2010:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,490,252	23,386,782	210
Temporary Cash Investments	556,432	14,998	—
Futures Contracts—Assets[1]	58	—	—
Forward Currency Contracts—Liabilities	(3,879)	—	—
Total	2,042,863	23,401,780	210
1 Represents variation margin on the last day of the reporting period.

The following table summarizes the fund's investments as of January 31, 2010, based on the inputs used to value them:

Investments in
Common Stocks
Amount Valued based on Level 3 Inputs	($000)
Balance as of October 31, 2009	223
Change in Unrealized Appreciation (Depreciation)	(13)
Balance as of January 31, 2010	210

E. At January 31, 2010, the cost of investment securities for tax purposes was $23,550,549,000. Net unrealized appreciation of investment securities for tax purposes was $1,898,125,000, consisting of unrealized gains of $3,117,811,000 on securities that had risen in value since their purchase and $1,219,686,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Growth Fund

Schedule of Investments
As of January 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (49.9%)
Vanguard Total Stock Market Index Fund Investor Shares	126,490,676	3,350,738

International Stock Fund (14.8%)
Vanguard Total International Stock Index Fund	72,906,331	997,358

Balanced Fund (25.1%)
Vanguard Asset Allocation Fund Investor Shares	79,610,809	1,683,769

Bond Fund (10.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	65,539,101	680,296

Total Investment Companies (Cost $6,266,712)		6,712,161
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.175% (Cost $1,067)	1,067,216	1,067

Total Investments (99.9%) (Cost $6,267,779)		6,713,228
Other Assets and Liabilities-Net (0.1%)		8,012
Net Assets (100%)		6,721,240

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At January 31, 2010, the cost of investment securities for tax purposes was $6,267,779,000. Net unrealized appreciation of investment securities for tax purposes was $445,449,000, consisting of unrealized gains of $524,382,000 on securities that had risen in value since their purchase and $78,933,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Income Fund

Schedule of Investments
As of January 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (4.9%)
Vanguard Total Stock Market Index Fund Investor Shares	3,413,452	90,422

Balanced Fund (24.8%)
Vanguard Asset Allocation Fund Investor Shares	21,768,772	460,410

Bond Fund (50.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	89,492,276	928,930

Short-Term Bond Fund (20.1%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	34,858,001	372,981

Total Investment Companies (Cost $1,770,919)		1,852,743
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund, 0.175% (Cost $4,884)	4,884,000	4,884

Total Investments (100.2%) (Cost $1,775,803)		1,857,627
Other Assets and Liabilities-Net (-0.2%)		(3,051)
Net Assets (100%)		1,854,576

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At January 31, 2010, the cost of investment securities for tax purposes was $1,775,803,000. Net unrealized appreciation of investment securities for tax purposes was $81,824,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments
As of January 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (19.9%)
Vanguard Total Stock Market Index Fund Investor Shares	41,971,257	1,111,819

International Stock Fund (4.8%)
Vanguard Total International Stock Index Fund	19,699,485	269,489

Balanced Fund (24.9%)
Vanguard Asset Allocation Fund Investor Shares	65,891,331	1,393,602

Bond Fund (30.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	162,686,532	1,688,686

Short-Term Bond Fund (20.1%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	105,162,093	1,125,234
Total Investment Companies (Cost $5,322,052)		5,588,830
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.175% (Cost $2,217)	2,217,102	2,217
Total Investments (100.0%) (Cost $5,324,269)		5,591,047
Other Assets and Liabilities-Net (0.0%)		(1,398)
Net Assets (100%)		5,589,649

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At January 31, 2010, the cost of investment securities for tax purposes was $5,324,269,000. Net unrealized appreciation of investment securities for tax purposes was $266,778,000, consisting of unrealized gains of $291,404,000 on securities that had risen in value since their purchase and $24,626,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments
As of January 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (34.8%)
Vanguard Total Stock Market Index Fund Investor Shares	101,083,854	2,677,711

International Stock Fund (9.8%)
Vanguard Total International Stock Index Fund	55,270,552	756,101

Balanced Fund (25.0%)
Vanguard Asset Allocation Fund Investor Shares	90,892,958	1,922,386

Bond Fund (30.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	224,182,992	2,327,020

Total Investment Companies (Cost $7,070,576)		7,683,218
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.175% (Cost $2,225)	2,225,007	2,225

Total Investments (99.9%) (Cost $7,072,801)		7,685,443
Other Assets and Liabilities-Net (0.1%)		4,480
Net Assets (100%)		7,689,923

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At January 31, 2010, the cost of investment securities for tax purposes was $7,072,801,000. Net unrealized appreciation of investment securities for tax purposes was $612,642,000, consisting of unrealized gains of $642,779,000 on securities that had risen in value since their purchase and $30,137,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Developed Markets Index Fund

Schedule of Investments
As of January 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)
Australia (8.1%)
BHP Billiton Ltd.	3,015,662	104,838
Commonwealth Bank of Australia	1,364,737	63,989
Westpac Banking Corp.	2,642,328	55,447
National Australia Bank Ltd.	1,883,009	43,753
Australia & New Zealand Banking Group Ltd.	2,250,156	43,062
Woolworths Ltd.	1,105,709	25,236
Rio Tinto Ltd.	391,547	23,411
Wesfarmers Ltd.	903,148	21,909
Westfield Group	1,866,251	20,722
QBE Insurance Group Ltd.	909,746	18,347
Woodside Petroleum Ltd.	483,289	18,018
CSL Ltd.	535,801	14,728
Macquarie Group Ltd.	298,921	13,155
Newcrest Mining Ltd.	434,289	12,049
Telstra Corp. Ltd.	3,913,068	11,544
Origin Energy Ltd.	786,157	11,096
AMP Ltd.	1,809,299	9,956
Suncorp-Metway Ltd.	1,129,734	8,836
Santos Ltd.	746,081	8,636
Foster's Group Ltd.	1,732,043	8,168
Brambles Ltd.	1,260,372	7,250
Stockland	2,142,654	7,011
Orica Ltd.	324,148	6,899
Insurance Australia Group Ltd.	1,861,061	6,233
Amcor Ltd.	1,093,943	5,704
AXA Asia Pacific Holdings Ltd.	917,440	5,292
AGL Energy Ltd.	403,318	4,932
Coca-Cola Amatil Ltd.	502,112	4,851
Transurban Group	1,039,175	4,793
ASX Ltd.	153,444	4,614
^ Leighton Holdings Ltd.	133,568	4,488
Toll Holdings Ltd.	591,718	4,470
* Fortescue Metals Group Ltd.	1,106,910	4,432
Incitec Pivot Ltd.	1,455,227	4,293
Computershare Ltd.	401,249	4,108
Sonic Healthcare Ltd.	328,313	4,099
GPT Group	7,635,640	3,806
BlueScope Steel Ltd.	1,644,273	3,789
* Asciano Group	2,504,955	3,756
TABCORP Holdings Ltd.	543,395	3,372
Wesfarmers Ltd. Price Protected Shares	136,897	3,327
OneSteel Ltd.	1,191,068	3,240
Lend Lease Group	389,005	3,210
Mirvac Group	2,427,336	3,091
Dexus Property Group	4,194,980	3,052
WorleyParsons Ltd.	146,315	3,025
* Alumina Ltd.	2,202,531	3,015
Crown Ltd.	438,014	2,991
^ Fairfax Media Ltd.	1,899,293	2,885

	Cochlear Ltd.	50,160	2,761
	Sims Metal Management Ltd.	145,652	2,735
	Goodman Group	5,328,683	2,709
	Bendigo and Adelaide Bank Ltd.	311,299	2,697
*	OZ Minerals Ltd.	2,784,990	2,593
	Metcash Ltd.	688,143	2,581
	CFS Retail Property Trust	1,567,647	2,575
*	James Hardie Industries NV	389,453	2,545
	Qantas Airways Ltd.	998,176	2,503
	Boral Ltd.	528,857	2,466
	Tatts Group Ltd.	1,081,633	2,197
	Macquarie Infrastructure Group	2,029,281	2,172
	CSR Ltd.	1,293,329	2,073
*	Paladin Energy Ltd.	574,930	1,831
*	Arrow Energy Ltd.	517,174	1,788
	Billabong International Ltd.	184,202	1,701
	MAp Group	672,561	1,645
	Goodman Fielder Ltd.	1,184,786	1,630
	Harvey Norman Holdings Ltd.	488,998	1,585
^	Nufarm Ltd.	162,767	1,463
	Aristocrat Leisure Ltd.	361,594	1,262
	Energy Resources of Australia Ltd.	60,208	1,111
	SP AusNet	1,192,698	942
*	Caltex Australia Ltd.	118,096	933
			711,426
Austria (0.3%)
	Erste Group Bank AG	169,490	6,398
	OMV AG	135,055	5,319
	Telekom Austria AG	277,497	3,828
	Voestalpine AG	106,512	3,729
	Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A	68,932	2,870
	Raiffeisen International Bank Holding AG	48,395	2,394
^,* Immoeast AG		377,501	1,833
	Vienna Insurance Group	34,287	1,643
			28,014
Belgium (1.0%)
	Anheuser-Busch InBev NV	648,268	32,350
	Delhaize Group SA	90,370	7,084
*	Fortis	2,007,241	7,066
	Groupe Bruxelles Lambert SA	72,307	6,605
*	KBC Groep NV	144,897	6,238
	Solvay SA Class A	53,013	5,254
	Belgacom SA	135,705	4,939
	UCB SA	90,675	4,054
	Colruyt SA	13,547	3,299
	Umicore	102,334	3,154
*	Dexia SA	472,009	2,918
	Mobistar SA	26,784	1,685
	Cie Nationale a Portefeuille	31,347	1,567
			86,213
Denmark (0.9%)
	Novo Nordisk A/S Class B	391,438	26,485
*	Danske Bank A/S	408,115	9,694
*	Vestas Wind Systems A/S	183,026	9,627
	AP Moller - Maersk A/S Class B	1,187	9,263
	Carlsberg A/S Class B	96,418	7,191
	Novozymes A/S	41,486	4,248

	AP Moller - Maersk A/S	492	3,684
*	DSV A/S	187,934	3,335
	Coloplast A/S Class B	20,242	2,195
^,* William Demant Holding		21,396	1,670
*	Topdanmark A/S	12,653	1,537
	TrygVesta AS	22,804	1,390
	H Lundbeck A/S	52,452	979
			81,298
Finland (1.2%)
	Nokia Oyj	3,365,042	46,175
	Fortum Oyj	399,129	10,129
	Sampo Oyj	377,481	9,119
	Kone Oyj Class B	137,233	5,527
	UPM-Kymmene Oyj	468,330	5,136
	Metso Oyj	114,223	3,833
	Wartsila Oyj	74,529	3,508
	Stora Enso Oyj	522,973	3,211
	Elisa Oyj	118,677	2,588
	Nokian Renkaat Oyj	96,292	2,328
	Kesko Oyj Class B	59,809	1,924
	Outokumpu Oyj	105,539	1,905
^	Neste Oil Oyj	115,384	1,888
	Orion Oyj Class B	81,093	1,774
	Sanoma Oyj	73,190	1,620
	Rautaruukki Oyj	75,487	1,545
	Pohjola Bank PLC	125,816	1,289
			103,499
France (10.6%)
	Total SA	1,898,049	109,695
	Sanofi-Aventis SA	945,694	69,929
	BNP Paribas	850,785	60,777
	GDF Suez	1,116,721	42,225
	France Telecom SA	1,665,930	38,195
	Societe Generale	565,040	32,692
	AXA SA	1,525,250	31,406
	ArcelorMittal	771,406	29,863
	Vivendi SA	1,099,777	28,593
	Danone	494,149	28,257
	Carrefour SA	570,049	27,812
	LVMH Moet Hennessy Louis Vuitton SA	220,116	23,983
	Air Liquide SA	225,169	23,882
	L'Oreal SA	215,091	22,679
	Schneider Electric SA	211,823	21,853
	Vinci SA	394,179	21,052
	Unibail-Rodamco SE	79,342	17,192
	Compagnie de St-Gobain	345,636	16,511
	Pernod-Ricard SA	177,736	14,297
	Lafarge SA	179,522	13,280
	Credit Agricole SA	833,931	13,073
	Alstom SA	181,250	12,102
	Veolia Environnement	354,803	11,649
	EDF SA	212,840	11,441
	Cie Generale d'Optique Essilor International SA	180,670	10,510
	Cie Generale des Etablissements Michelin Class B	132,412	10,254
	Bouygues SA	200,956	9,893
	Vallourec SA	50,895	8,754
	PPR	68,224	8,320

* Renault SA	166,405	7,812
European Aeronautic Defence and Space Co. NV	366,034	7,154
* Alcatel-Lucent/France	2,086,874	7,029
Accor SA	131,317	6,625
Hermes International	47,454	6,532
Technip SA	93,624	6,400
Cap Gemini SA	131,162	5,824
Christian Dior SA	56,946	5,752
SES SA	253,265	5,555
Suez Environnement Co.	242,434	5,495
STMicroelectronics NV	611,891	5,011
^ Sodexo	84,980	4,655
* Peugeot SA	137,387	4,460
Publicis Groupe SA	105,550	4,342
Lagardere SCA	105,816	4,100
Casino Guichard Perrachon SA	49,814	4,087
Thales SA	80,707	3,658
* Natixis	786,705	3,627
SCOR SE	148,210	3,434
Dassault Systemes SA	57,895	3,326
Safran SA	169,219	3,305
* Cie Generale de Geophysique-Veritas	128,251	3,137
Klepierre	81,861	3,049
CNP Assurances	33,525	2,968
Eutelsat Communications	88,498	2,856
Legrand SA	94,418	2,724
Neopost SA	27,930	2,223
Bureau Veritas SA	43,973	2,119
Aeroports de Paris	26,736	2,083
^ Fonciere Des Regions	20,902	2,077
* Air France-KLM	120,226	1,959
Eiffage SA	36,233	1,890
* Atos Origin SA	40,397	1,879
Societe Television Francaise 1	106,140	1,830
Eurazeo	24,687	1,786
ICADE	17,673	1,703
Societe BIC SA	23,884	1,699
Imerys SA	30,483	1,686
Gecina SA	16,724	1,658
Iliad SA	14,568	1,615
* JC Decaux SA	60,890	1,565
M6-Metropole Television	58,178	1,545
* Societe Des Autoroutes Paris-Rhin-Rhone	20,467	1,499
^ Eramet	4,717	1,420
BioMerieux	12,390	1,362
Ipsen SA	23,231	1,249
PagesJaunes Groupe	112,982	1,219
		929,152
Germany (7.7%)
^ Siemens AG	739,322	65,924
E.ON AG	1,708,120	62,837
Bayer AG	743,061	50,788
BASF SE	825,305	46,951
Allianz SE	407,091	45,076
SAP AG	771,039	35,218
Daimler AG	729,057	33,540
RWE AG	376,245	33,381

	Deutsche Telekom AG	2,547,263	32,981
	Deutsche Bank AG	532,073	32,457
	Muenchener Rueckversicherungs AG	177,374	26,562
	Linde AG	136,252	14,944
	Deutsche Post AG	760,255	13,252
	Bayerische Motoren Werke AG	297,905	12,731
	Deutsche Boerse AG	175,209	11,484
^	ThyssenKrupp AG	300,472	9,499
	Adidas AG	174,020	8,870
	Fresenius Medical Care AG & Co. KGaA	171,922	8,714
	K&S AG	154,773	8,700
	Henkel AG & Co. KGaA Prior Pfd.	160,075	8,163
	Volkswagen AG Prior Pfd.	94,553	7,657
	HeidelbergCement AG	126,347	7,630
	MAN SE	94,773	6,338
	Metro AG	101,428	5,558
*	Infineon Technologies AG	973,110	5,370
	Merck KGaA	58,199	5,187
	Henkel AG & Co. KGaA	117,024	5,112
	Fresenius SE Prior Pfd.	72,654	4,947
*	Commerzbank AG	638,528	4,937
	Beiersdorf AG	79,521	4,649
	Porsche Automobil Holding SE Prior Pfd.	78,903	4,468
^,* QIAGEN NV		202,982	4,438
	Daimler AG	81,276	3,723
^	Volkswagen AG	39,474	3,448
	Deutsche Lufthansa AG	204,621	3,282
	Salzgitter AG	34,777	3,078
	GEA Group AG	139,280	2,841
	Hochtief AG	37,932	2,823
	RWE AG Prior Pfd.	34,880	2,815
*	Hannover Rueckversicherung AG	54,583	2,521
*	Deutsche Postbank AG	78,065	2,376
	Celesio AG	76,007	2,216
	Wacker Chemie AG	14,018	1,835
	Fraport AG Frankfurt Airport Services Worldwide	33,206	1,687
*	United Internet AG	114,302	1,681
	Fresenius SE	25,640	1,572
	Puma AG Rudolf Dassler Sport	4,849	1,485
	Bayerische Motoren Werke AG Prior Pfd.	45,909	1,439
	Suedzucker AG	61,310	1,420
^	Solarworld AG	75,391	1,267
^,* TUI AG		123,962	1,146
			671,018
Greece (0.5%)
*	National Bank of Greece SA	505,077	11,041
	OPAP SA	200,195	4,368
*	Alpha Bank AE	416,435	3,997
	Coca Cola Hellenic Bottling Co. SA	162,985	3,735
	Bank of Cyprus Public Co. Ltd.	510,437	3,223
*	EFG Eurobank Ergasias SA	291,467	2,483
*	Piraeus Bank SA	268,168	2,266
	Hellenic Telecommunications Organization SA	160,793	2,203
*	Public Power Corp. SA	104,921	1,960
	Marfin Investment Group SA	579,525	1,600
	Titan Cement Co. SA	51,755	1,468
	Hellenic Petroleum SA	84,051	1,038

*	National Bank of Greece SA ADR	201,679	899
	Hellenic Telecommunications Organization SA ADR	118,196	813
			41,094
Hong Kong (2.3%)
	Sun Hung Kai Properties Ltd.	1,267,553	16,223
	Hong Kong Exchanges and Clearing Ltd.	918,454	15,487
	Cheung Kong Holdings Ltd.	1,248,978	14,696
	Hutchison Whampoa Ltd.	1,915,491	13,029
	CLP Holdings Ltd.	1,837,658	12,439
	Hang Seng Bank Ltd.	687,397	9,598
	Li & Fung Ltd.	2,028,769	9,246
	Hong Kong & China Gas Co. Ltd.	3,541,051	7,733
	Swire Pacific Ltd.	691,773	7,506
	Esprit Holdings Ltd.	1,031,994	7,270
	Hongkong Electric Holdings Ltd.	1,246,385	6,977
	BOC Hong Kong Holdings Ltd.	3,333,308	6,928
	Hang Lung Properties Ltd.	1,856,478	6,301
	Wharf Holdings Ltd.	1,240,111	6,120
	Henderson Land Development Co. Ltd.	964,559	6,070
	Link REIT	1,940,024	4,655
	Bank of East Asia Ltd.	1,317,578	4,487
	MTR Corp.	1,275,597	4,135
	New World Development Ltd.	2,252,601	3,676
	Hang Lung Group Ltd.	714,819	3,204
	Kerry Properties Ltd.	643,273	2,845
^,* Sands China Ltd.		1,807,200	2,556
	Sino Land Co. Ltd.	1,528,286	2,514
	Wheelock & Co. Ltd.	816,353	2,127
	Shangri-La Asia Ltd.	1,166,983	2,026
*	Foxconn International Holdings Ltd.	1,889,422	1,981
	Yue Yuen Industrial Holdings Ltd.	607,683	1,887
*	Cathay Pacific Airways Ltd.	1,057,280	1,735
	Hopewell Holdings Ltd.	516,977	1,565
	Cheung Kong Infrastructure Holdings Ltd.	401,746	1,494
	ASM Pacific Technology Ltd.	175,459	1,447
	Hysan Development Co. Ltd.	571,624	1,414
	Wing Hang Bank Ltd.	157,616	1,324
*	Mongolia Energy Co. Ltd.	2,703,781	1,319
	Orient Overseas International Ltd.	193,659	1,315
	NWS Holdings Ltd.	738,985	1,205
	Television Broadcasts Ltd.	250,375	1,172
	Chinese Estates Holdings Ltd.	635,143	1,028
	PCCW Ltd.	3,437,347	912
	Lifestyle International Holdings Ltd.	534,456	883
	Hong Kong Aircraft Engineering Co. Ltd.	61,915	786
			199,315
Ireland (0.3%)
	CRH PLC	622,368	15,035
	Kerry Group PLC Class A	124,854	3,705
*	Elan Corp. PLC	448,041	3,358
*	Ryanair Holdings PLC ADR	52,450	1,363
*	Ryanair Holdings PLC	70,448	327
			23,788
Italy (3.3%)
	ENI SPA	2,339,385	54,371
*	UniCredit SPA	14,716,979	40,584
	Enel SPA	5,914,567	31,796

* Intesa Sanpaolo SPA (Registered)	6,920,648	26,344
Assicurazioni Generali SPA	1,049,179	24,950
Telecom Italia SPA	9,017,104	13,482
Tenaris SA	424,280	9,442
* Fiat SPA	687,619	8,617
Saipem SPA	237,877	7,702
Unione di Banche Italiane SCPA	517,851	7,108
Telecom Italia SPA	5,392,904	6,264
Snam Rete Gas SPA	1,283,253	6,038
Atlantia SPA	231,755	5,789
Finmeccanica SPA	364,383	5,050
Mediaset SPA	633,889	4,812
Terna Rete Elettrica Nazionale SPA	1,173,778	4,734
* Mediobanca SPA	425,470	4,650
Parmalat SPA	1,531,260	3,839
* Banco Popolare SC	572,380	3,621
Banca Monte dei Paschi di Siena SPA	1,965,233	3,179
Luxottica Group SPA	103,375	2,693
Intesa Sanpaolo SPA (Bearer)	837,775	2,457
Banca Popolare di Milano Scarl	351,687	2,283
A2A SPA	974,024	1,848
Prysmian SPA	89,987	1,633
^ Banca Carige SPA	581,424	1,492
* Pirelli & C SPA	2,398,703	1,392
* Autogrill SPA	92,167	1,120
Mediolanum SPA	195,154	1,090
Exor SPA	65,290	1,071
Fondiaria-Sai SPA	55,484	899
^ Italcementi SPA	67,001	829
* Unipol Gruppo Finanziario SPA	659,556	798
		291,977
Japan (22.2%)
Toyota Motor Corp.	2,633,493	101,293
Mitsubishi UFJ Financial Group Inc.	11,310,036	58,202
Honda Motor Co. Ltd.	1,483,831	50,286
Canon Inc.	958,735	37,475
Sumitomo Mitsui Financial Group Inc.	1,158,952	37,408
Sony Corp.	902,635	30,104
Takeda Pharmaceutical Co. Ltd.	674,030	29,567
Tokyo Electric Power Co. Inc.	1,094,046	29,472
Mitsubishi Corp.	1,143,039	27,640
Panasonic Corp.	1,763,352	27,551
Nintendo Co. Ltd.	89,059	24,830
Nomura Holdings Inc.	3,204,963	23,961
Mizuho Financial Group Inc.	12,274,496	23,688
Mitsui & Co. Ltd.	1,557,920	22,915
NTT DoCoMo Inc.	13,822	20,690
East Japan Railway Co.	305,463	20,508
* Toshiba Corp.	3,616,786	19,762
Nippon Telegraph & Telephone Corp.	466,777	19,644
Shin-Etsu Chemical Co. Ltd.	368,819	19,289
* Nissan Motor Co. Ltd.	2,234,088	18,161
Tokio Marine Holdings Inc.	650,612	17,494
Softbank Corp.	680,887	17,312
Mitsubishi Estate Co. Ltd.	1,061,995	17,193
Komatsu Ltd.	852,490	17,154
Nippon Steel Corp.	4,587,073	16,633

Fanuc Ltd.	172,161	16,474
Kansai Electric Power Co. Inc.	686,235	15,616
JFE Holdings Inc.	441,674	15,357
Seven & I Holdings Co. Ltd.	692,261	15,131
Chubu Electric Power Co. Inc.	594,967	15,066
Astellas Pharma Inc.	406,330	14,986
Japan Tobacco Inc.	4,043	14,590
KDDI Corp.	2,619	13,805
* Hitachi Ltd.	4,006,044	13,722
* Mitsubishi Electric Corp.	1,736,104	13,530
FUJIFILM Holdings Corp.	416,172	13,329
Kyocera Corp.	146,156	13,228
Denso Corp.	436,860	12,835
Mitsui Fudosan Co. Ltd.	752,235	12,651
Daiichi Sankyo Co. Ltd.	605,232	12,578
Kao Corp.	485,364	11,710
Kirin Holdings Co. Ltd.	751,787	11,460
Sumitomo Corp.	1,011,349	11,385
Sharp Corp.	898,477	10,728
ITOCHU Corp.	1,352,973	10,562
Murata Manufacturing Co. Ltd.	192,288	10,549
Fujitsu Ltd.	1,673,470	10,206
Central Japan Railway Co.	1,353	9,944
Hoya Corp.	371,329	9,901
Nidec Corp.	97,769	9,583
Mitsubishi Heavy Industries Ltd.	2,729,383	9,517
Mitsui Sumitomo Insurance Group Holdings Inc.	378,646	9,478
Tokyo Electron Ltd.	154,145	9,364
Asahi Glass Co. Ltd.	906,376	9,036
Sumitomo Electric Industries Ltd.	677,709	8,852
Kubota Corp.	982,548	8,835
Bridgestone Corp.	547,927	8,732
Ricoh Co. Ltd.	602,506	8,625
Marubeni Corp.	1,483,297	8,614
Keyence Corp.	37,221	8,566
Terumo Corp.	151,553	8,496
Secom Co. Ltd.	188,608	8,451
Eisai Co. Ltd.	226,505	8,421
Tokyo Gas Co. Ltd.	2,075,767	8,406
Sumitomo Metal Industries Ltd.	3,022,577	8,318
Daikin Industries Ltd.	210,949	7,838
Tohoku Electric Power Co. Inc.	384,095	7,707
Daiwa Securities Group Inc.	1,496,452	7,483
Kyushu Electric Power Co. Inc.	339,749	7,352
Suzuki Motor Corp.	317,783	7,182
Fast Retailing Co. Ltd.	42,879	7,143
Sumitomo Trust & Banking Co. Ltd.	1,278,939	7,085
ORIX Corp.	93,789	7,021
Dai Nippon Printing Co. Ltd.	505,050	6,926
TDK Corp.	104,916	6,777
Asahi Breweries Ltd.	348,189	6,755
Toray Industries Inc.	1,197,568	6,543
Sumitomo Metal Mining Co. Ltd.	469,878	6,539
Mitsui OSK Lines Ltd.	1,026,692	6,400
Shiseido Co. Ltd.	312,132	6,393
Sumitomo Chemical Co. Ltd.	1,413,823	6,352
Osaka Gas Co. Ltd.	1,748,836	6,157
Sumitomo Realty & Development Co. Ltd.	341,152	6,045

*	NEC Corp.	2,306,777	5,948
	Rohm Co. Ltd.	88,120	5,938
	Nikon Corp.	288,158	5,912
	SMC Corp.	48,571	5,863
	Olympus Corp.	194,977	5,842
	Aeon Co. Ltd.	577,505	5,733
	Nitto Denko Corp.	148,599	5,723
	Ajinomoto Co. Inc.	599,525	5,680
	Asahi Kasei Corp.	1,129,011	5,612
	Shionogi & Co. Ltd.	267,099	5,505
	Resona Holdings Inc.	438,371	5,468
	Inpex Corp.	744	5,444
	Rakuten Inc.	6,469	5,290
	West Japan Railway Co.	1,531	5,278
	Nippon Oil Corp.	1,121,771	5,242
	T&D Holdings Inc.	252,893	5,223
	Bank of Yokohama Ltd.	1,102,600	5,213
	Sompo Japan Insurance Inc.	799,620	5,212
	Kintetsu Corp.	1,465,012	5,062
	Yamada Denki Co. Ltd.	77,657	4,993
	Yahoo! Japan Corp.	13,103	4,958
	NGK Insulators Ltd.	226,556	4,948
	Chugoku Electric Power Co. Inc.	250,796	4,913
	Daiwa House Industry Co. Ltd.	456,470	4,800
	Yamato Holdings Co. Ltd.	347,886	4,778
	Toyota Industries Corp.	161,365	4,731
	Hankyu Hanshin Holdings Inc.	1,023,491	4,720
	Shizuoka Bank Ltd.	540,838	4,665
	Nippon Yusen KK	1,349,253	4,658
	Sekisui House Ltd.	485,363	4,584
	Odakyu Electric Railway Co. Ltd.	563,085	4,571
	Aisin Seiki Co. Ltd.	171,324	4,521
	Mitsubishi Chemical Holdings Corp.	1,083,446	4,513
^,* Mitsubishi Motors Corp.		3,227,479	4,449
	Konica Minolta Holdings Inc.	432,032	4,414
	Nippon Electric Glass Co. Ltd.	313,091	4,404
	Toppan Printing Co. Ltd.	504,236	4,389
	Shikoku Electric Power Co.	159,911	4,372
	Tokyu Corp.	1,026,150	4,161
	Chiba Bank Ltd.	681,380	4,112
	Nippon Building Fund Inc. Class A	461	4,059
*	Kobe Steel Ltd.	2,241,070	4,017
	JS Group Corp.	225,069	3,972
	Ibiden Co. Ltd.	115,470	3,943
	Tobu Railway Co. Ltd.	734,012	3,939
	Japan Steel Works Ltd.	301,200	3,700
	Panasonic Electric Works Co. Ltd.	335,878	3,679
	Japan Real Estate Investment Corp.	437	3,637
	Hokuriku Electric Power Co.	167,641	3,628
	Omron Corp.	181,945	3,621
	Chugai Pharmaceutical Co. Ltd.	200,876	3,587
	Kuraray Co. Ltd.	307,535	3,583
*	Mazda Motor Corp.	1,315,940	3,570
	Advantest Corp.	142,509	3,559
	Unicharm Corp.	37,272	3,545
	Trend Micro Inc.	94,944	3,539
	NTT Data Corp.	1,127	3,511
	JGC Corp.	185,604	3,465

	Electric Power Development Co. Ltd.	118,906	3,452
	Dentsu Inc.	149,178	3,433
	Nippon Mining Holdings Inc.	795,618	3,426
	Nipponkoa Insurance Co. Ltd.	583,959	3,362
	Makita Corp.	100,039	3,357
	Ono Pharmaceutical Co. Ltd.	75,423	3,356
	Daito Trust Construction Co. Ltd.	70,015	3,321
	Keio Corp.	518,915	3,271
	Kawasaki Heavy Industries Ltd.	1,266,661	3,253
	OJI Paper Co. Ltd.	764,400	3,209
	Nippon Express Co. Ltd.	764,288	3,203
	JSR Corp.	161,449	3,190
	Kurita Water Industries Ltd.	101,782	3,152
	Hokkaido Electric Power Co. Inc.	165,030	3,139
	Oriental Land Co. Ltd.	44,898	3,083
	Keihin Electric Express Railway Co. Ltd.	396,807	3,053
	NSK Ltd.	417,760	3,029
	Isetan Mitsukoshi Holdings Ltd.	319,989	3,007
	Toyota Tsusho Corp.	192,253	2,917
	Chuo Mitsui Trust Holdings Inc.	816,404	2,890
	SBI Holdings Inc.	15,139	2,878
	Hirose Electric Co. Ltd.	26,778	2,867
	Mitsubishi Tanabe Pharma Corp.	200,392	2,839
	Benesse Holdings Inc.	67,428	2,835
*	Elpida Memory Inc.	157,851	2,786
*	Sanyo Electric Co. Ltd.	1,649,086	2,750
	Furukawa Electric Co. Ltd.	566,843	2,737
	Lawson Inc.	57,966	2,627
*	Sumitomo Heavy Industries Ltd.	513,726	2,619
	Showa Denko KK	1,276,024	2,611
	Yamaha Motor Co. Ltd.	191,679	2,609
	Sekisui Chemical Co. Ltd.	385,104	2,602
	Sankyo Co. Ltd.	48,280	2,582
	Teijin Ltd.	836,519	2,537
	Nitori Co. Ltd.	33,616	2,536
	Fukuoka Financial Group Inc.	690,182	2,527
	Yakult Honsha Co. Ltd.	87,137	2,526
*	Mitsubishi Materials Corp.	968,195	2,512
	Taiyo Nippon Sanso Corp.	253,807	2,497
	Shimano Inc.	59,980	2,462
*	Fuji Heavy Industries Ltd.	523,655	2,460
	Kyowa Hakko Kirin Co. Ltd.	233,735	2,436
	Stanley Electric Co. Ltd.	125,945	2,400
	Joyo Bank Ltd.	587,983	2,378
	Hokuhoku Financial Group Inc.	1,128,317	2,342
	Ube Industries Ltd.	900,316	2,331
	Bank of Kyoto Ltd.	280,812	2,322
*	MEIJI Holdings Co. Ltd.	61,322	2,314
*	Isuzu Motors Ltd.	1,072,999	2,283
	Nisshin Seifun Group Inc.	170,266	2,275
	Hachijuni Bank Ltd.	381,370	2,199
	Jupiter Telecommunications Co. Ltd.	2,191	2,191
	All Nippon Airways Co. Ltd.	749,075	2,176
	Nippon Paper Group Inc.	83,097	2,170
^,* GS Yuasa Corp.		339,002	2,169
	Brother Industries Ltd.	200,469	2,163
	Hisamitsu Pharmaceutical Co. Inc.	60,055	2,160
	Sony Financial Holdings Inc.	787	2,156

THK Co. Ltd.	109,184	2,155
Suzuken Co. Ltd.	63,770	2,128
Toho Gas Co. Ltd.	404,466	2,125
Toyo Suisan Kaisha Ltd.	80,502	2,124
Seiko Epson Corp.	126,706	2,112
Aioi Insurance Co. Ltd.	445,304	2,112
TonenGeneral Sekiyu KK	252,700	2,097
Santen Pharmaceutical Co. Ltd.	66,162	2,082
Nippon Meat Packers Inc.	163,574	2,062
J Front Retailing Co. Ltd.	432,287	2,059
Amada Co. Ltd.	307,602	2,055
Nissin Foods Holdings Co. Ltd.	62,320	2,052
Sojitz Corp.	1,112,822	2,046
Obayashi Corp.	578,738	2,044
Nomura Research Institute Ltd.	91,620	2,036
Hitachi Construction Machinery Co. Ltd.	96,940	2,032
Sega Sammy Holdings Inc.	176,834	2,002
Chugoku Bank Ltd.	156,351	1,999
Shimizu Corp.	525,133	1,994
Hitachi Chemical Co. Ltd.	93,143	1,986
JTEKT Corp.	173,806	1,963
Takashimaya Co. Ltd.	268,991	1,956
* Kawasaki Kisen Kaisha Ltd.	540,730	1,910
Toyo Seikan Kaisha Ltd.	135,262	1,907
Mitsui Chemicals Inc.	712,188	1,904
Taisho Pharmaceutical Co. Ltd.	109,239	1,903
Mitsubishi Rayon Co. Ltd.	456,254	1,887
Yamaguchi Financial Group Inc.	188,421	1,867
Mitsubishi Gas Chemical Co. Inc.	351,907	1,862
Mitsubishi UFJ Lease & Finance Co. Ltd.	53,281	1,843
NTN Corp.	423,099	1,829
Gunma Bank Ltd.	353,746	1,824
Sumco Corp.	105,171	1,810
* IHI Corp.	1,173,805	1,806
Namco Bandai Holdings Inc.	180,636	1,798
Iyo Bank Ltd.	216,467	1,787
Hiroshima Bank Ltd.	451,445	1,785
Yaskawa Electric Corp.	215,507	1,784
Kamigumi Co. Ltd.	235,452	1,770
Credit Saison Co. Ltd.	141,240	1,759
Shimamura Co. Ltd.	20,023	1,752
Kikkoman Corp.	149,463	1,746
Ushio Inc.	102,525	1,734
Denki Kagaku Kogyo KK	425,357	1,729
Minebea Co. Ltd.	321,984	1,710
Kaneka Corp.	264,400	1,705
Toho Co. Ltd.	102,626	1,697
Taisei Corp.	875,361	1,693
Tsumura & Co.	53,487	1,692
77 Bank Ltd.	314,576	1,678
Daihatsu Motor Co. Ltd.	174,861	1,676
Yamaha Corp.	141,074	1,675
Citizen Holdings Co. Ltd.	254,373	1,669
NGK Spark Plug Co. Ltd.	143,719	1,668
Sysmex Corp.	29,700	1,660
FamilyMart Co. Ltd.	52,378	1,656
MEDIPAL HOLDINGS Corp.	132,253	1,654
Nissan Chemical Industries Ltd.	125,160	1,648

Yokogawa Electric Corp.	204,083	1,647
Suruga Bank Ltd.	186,578	1,646
Mitsui Engineering & Shipbuilding Co. Ltd.	672,648	1,625
Toyoda Gosei Co. Ltd.	58,425	1,609
Rinnai Corp.	34,364	1,605
Nishi-Nippon City Bank Ltd.	615,619	1,591
Kajima Corp.	759,827	1,591
Casio Computer Co. Ltd.	216,378	1,583
Kansai Paint Co. Ltd.	195,336	1,582
Tokyu Land Corp.	416,460	1,571
Dainippon Sumitomo Pharma Co. Ltd.	143,053	1,522
Mizuho Securities Co. Ltd.	507,851	1,496
Koito Manufacturing Co. Ltd.	85,800	1,495
NOK Corp.	100,358	1,492
Daicel Chemical Industries Ltd.	246,860	1,486
Shimadzu Corp.	224,846	1,484
Nippon Sheet Glass Co. Ltd.	571,304	1,476
Japan Retail Fund Investment Corp. Class A	316	1,466
Oracle Corp. Japan	34,013	1,465
* Senshu Ikeda Holdings Inc.	433,828	1,461
Nomura Real Estate Office Fund Inc. Class A	250	1,437
Air Water Inc.	124,142	1,420
TOTO Ltd.	233,262	1,412
Hitachi Metals Ltd.	145,989	1,407
Asics Corp.	142,367	1,406
Alfresa Holdings Corp.	34,021	1,406
Mabuchi Motor Co. Ltd.	25,667	1,403
* Mizuho Trust & Banking Co. Ltd.	1,396,498	1,402
Tokuyama Corp.	263,718	1,399
Konami Corp.	84,574	1,391
Dena Co. Ltd.	240	1,389
Tokyo Tatemono Co. Ltd.	341,268	1,350
Keisei Electric Railway Co. Ltd.	246,050	1,349
* Mitsui Mining & Smelting Co. Ltd.	511,777	1,348
Showa Shell Sekiyu KK	170,015	1,340
Aeon Mall Co. Ltd.	72,680	1,319
Yamazaki Baking Co. Ltd.	107,887	1,309
Mitsumi Electric Co. Ltd.	74,134	1,289
Idemitsu Kosan Co. Ltd.	20,126	1,287
Dowa Holdings Co. Ltd.	230,155	1,281
Nomura Real Estate Holdings Inc.	85,785	1,281
USS Co. Ltd.	20,899	1,269
Toyota Boshoku Corp.	57,915	1,267
Chiyoda Corp.	139,000	1,266
Hitachi High-Technologies Corp.	61,942	1,239
UNY Co. Ltd.	160,600	1,230
NHK Spring Co. Ltd.	139,731	1,215
Marui Group Co. Ltd.	198,913	1,214
Sapporo Holdings Ltd.	229,883	1,209
Sumitomo Rubber Industries Ltd.	154,355	1,208
Yamato Kogyo Co. Ltd.	38,048	1,196
McDonald's Holdings Co. Japan Ltd.	58,501	1,191
Tosoh Corp.	459,848	1,183
Japan Petroleum Exploration Co.	25,144	1,180
Cosmo Oil Co. Ltd.	541,594	1,176
Obic Co. Ltd.	6,214	1,165
^ Square Enix Holdings Co. Ltd.	56,625	1,131
Mitsubishi Logistics Corp.	102,534	1,124

	Sapporo Hokuyo Holdings Inc.	272,895	1,103
	Kinden Corp.	119,808	1,085
	Nisshin Steel Co. Ltd.	635,099	1,078
^,* Shinsei Bank Ltd.		845,154	1,051
	Seven Bank Ltd.	500	1,043
	Nissha Printing Co. Ltd.	24,272	1,020
	Nisshinbo Holdings Inc.	114,834	997
	Hakuhodo DY Holdings Inc.	20,423	996
*	Fuji Electric Holdings Co. Ltd.	496,073	984
	Daido Steel Co. Ltd.	261,294	953
^	Japan Prime Realty Investment Corp. Class A	493	939
*	Hino Motors Ltd.	241,344	905
	Tokyo Steel Manufacturing Co. Ltd.	89,099	883
*	Aozora Bank Ltd.	689,486	871
	Ito En Ltd.	58,546	871
	Canon Marketing Japan Inc.	61,510	851
*	Taiheiyo Cement Corp.	750,424	845
	Itochu Techno-Solutions Corp.	27,773	842
	Shinko Electric Industries Co. Ltd.	62,187	837
	Coca-Cola West Co. Ltd.	49,929	833
	Otsuka Corp.	14,932	814
	Nissay Dowa General Insurance Co. Ltd.	164,734	786
	Aeon Credit Service Co. Ltd.	75,787	785
	Matsui Securities Co. Ltd.	111,002	757
	NTT Urban Development Corp.	1,028	751
	Jafco Co. Ltd.	30,339	744
	ABC-Mart Inc.	23,964	738
	Fuji Media Holdings Inc.	467	700
	Maruichi Steel Tube Ltd.	36,320	657
^	Acom Co. Ltd.	38,232	656
			1,943,984
Netherlands (3.3%)
	Royal Dutch Shell PLC Class A	1,930,438	53,604
	Unilever NV	1,463,740	44,820
*	ING Groep NV	3,270,699	30,629
	Koninklijke Philips Electronics NV	873,755	26,386
	Koninklijke KPN NV	1,501,378	24,861
	Koninklijke Ahold NV	1,070,930	13,457
	Akzo Nobel NV	208,153	12,391
	ASML Holding NV	379,363	11,914
	Heineken NV	220,121	10,860
	TNT NV	333,330	9,569
*	Aegon NV	1,402,966	8,384
	Reed Elsevier NV	650,189	7,852
	Koninklijke DSM NV	138,472	6,454
	Wolters Kluwer NV	250,898	5,237
*	Randstad Holding NV	91,021	4,368
	Heineken Holding NV	99,306	4,176
	Fugro NV	59,901	3,552
	Corio NV	48,109	2,953
	SBM Offshore NV	147,440	2,878
	Koninklijke Vopak NV	28,115	2,106
	Koninklijke Boskalis Westminster NV	57,193	2,008
	ASML Holding NV	8,519	266
*	Aegon NV	860	5
			288,730

New Zealand (0.1%)
	Fletcher Building Ltd.	549,827	3,055
	Telecom Corp. of New Zealand Ltd.	1,675,972	2,797
	Sky City Entertainment Group Ltd.	518,351	1,198
	Contact Energy Ltd.	262,065	1,064
	Auckland International Airport Ltd.	763,395	1,021
			9,135
Norway (0.8%)
	Statoil ASA	1,009,130	22,646
*	Telenor ASA	744,819	9,680
*	DnB NOR ASA	806,152	9,104
	Yara International ASA	169,813	7,090
	Orkla ASA	690,989	6,231
	Seadrill Ltd.	250,996	5,696
*	Norsk Hydro ASA	612,515	4,442
^,* Renewable Energy Corp. ASA		302,682	1,755
			66,644
Portugal (0.3%)
	EDP - Energias de Portugal SA	1,573,066	6,235
	Portugal Telecom SGPS SA	521,099	5,378
	Banco Espirito Santo SA	465,060	2,706
	Banco Comercial Portugues SA	2,119,087	2,290
	Galp Energia SGPS SA Class B	140,229	2,236
	Jeronimo Martins SGPS SA	197,859	1,898
^	Cimpor Cimentos de Portugal SGPS SA	210,694	1,776
*	EDP Renovaveis SA	195,010	1,681
	Brisa Auto-Estradas de Portugal SA	161,399	1,532
			25,732
Singapore (1.5%)
	DBS Group Holdings Ltd.	1,538,014	15,496
	Singapore Telecommunications Ltd.	7,155,744	15,249
	United Overseas Bank Ltd.	1,095,172	14,038
	Oversea-Chinese Banking Corp. Ltd.	2,296,085	13,291
	Keppel Corp. Ltd.	1,140,377	6,738
	CapitaLand Ltd.	2,289,314	6,224
	Wilmar International Ltd.	1,150,824	5,369
	Singapore Airlines Ltd.	480,720	4,703
	Singapore Exchange Ltd.	770,263	4,344
	Singapore Press Holdings Ltd.	1,424,749	3,735
	City Developments Ltd.	450,861	3,417
^,* Genting Singapore PLC		4,134,278	3,101
	Noble Group Ltd.	1,377,459	2,799
	Singapore Technologies Engineering Ltd.	1,205,716	2,634
	Fraser and Neave Ltd.	869,729	2,558
	CapitaMall Trust	1,996,404	2,386
*	Golden Agri-Resources Ltd.	6,054,260	2,225
	SembCorp Industries Ltd.	873,023	2,175
	Jardine Cycle & Carriage Ltd.	113,899	2,036
*	CapitaMalls Asia Ltd.	1,212,000	1,991
	ComfortDelgro Corp. Ltd.	1,674,863	1,887
	Ascendas Real Estate Investment Trust	1,331,174	1,814
^	Olam International Ltd.	1,055,974	1,781
	SembCorp Marine Ltd.	741,386	1,733
	UOL Group Ltd.	453,201	1,201
	Yangzijiang Shipbuilding Holdings Ltd.	1,537,000	1,150
	Neptune Orient Lines Ltd./Singapore	823,562	1,005
	StarHub Ltd.	559,055	861

	Cosco Corp. Singapore Ltd.	939,993	834
*	Golden Agri-Resources Ltd. Warrants 07/23/2012	296,075	27
			126,802
Spain (4.2%)
	Banco Santander SA	7,328,351	104,656
	Telefonica SA	3,739,905	89,591
	Banco Bilbao Vizcaya Argentaria SA	3,199,379	48,770
	Iberdrola SA	3,303,619	28,127
	Repsol YPF SA	658,185	15,549
	Inditex SA	196,023	12,339
	ACS Actividades de Construccion y Servicios SA	127,362	6,011
	Banco Popular Espanol SA	781,416	5,922
	Abertis Infraestructuras SA	252,284	5,109
	Red Electrica Corp. SA	97,333	4,880
^	Banco de Sabadell SA	805,374	4,293
	Ferrovial SA	393,232	4,102
	Gas Natural SDG SA	200,171	3,976
	Criteria Caixacorp SA	757,281	3,430
	Iberdrola Renovables SA	757,828	3,357
	Enagas	159,650	3,309
	Acciona SA	22,736	2,740
	Mapfre SA	655,984	2,587
	Gamesa Corp. Tecnologica SA	163,124	2,367
	Acerinox SA	125,106	2,354
	Bankinter SA	253,378	2,262
	Zardoya Otis SA	118,731	2,204
	Indra Sistemas SA	88,773	1,927
	Grifols SA	116,273	1,772
	Telefonica SA ADR	21,689	1,553
^	Banco de Valencia SA	192,309	1,460
	Fomento de Construcciones y Contratas SA	34,576	1,330
*	Iberia Lineas Aereas de Espana SA	433,903	1,317
	Gestevision Telecinco SA	91,076	1,299
^,* Sacyr Vallehermoso SA		83,427	868
			369,461
Sweden (2.5%)
	Hennes & Mauritz AB Class B	459,366	27,033
	Nordea Bank AB	2,902,240	26,617
	Telefonaktiebolaget LM Ericsson Class B	2,681,788	25,989
	TeliaSonera AB	2,018,088	13,575
	Svenska Handelsbanken AB Class A	439,706	11,457
	Sandvik AB	905,994	9,844
	Volvo AB Class B	977,648	8,235
	Atlas Copco AB Class A	603,342	8,180
*	Skandinaviska Enskilda Banken AB Class A	1,366,406	8,092
	Investor AB Class B	407,638	7,176
	Svenska Cellulosa AB Class B	513,096	6,913
	Skanska AB Class B	357,113	5,526
	SKF AB	348,803	5,389
*	Electrolux AB Class B	214,116	5,044
	Millicom International Cellular SA	67,990	4,866
	Assa Abloy AB Class B	281,184	4,852
	Swedish Match AB	226,416	4,741
*	Swedbank AB Class A	546,500	4,702
	Atlas Copco AB Class B	349,177	4,209
	Alfa Laval AB	304,576	4,135
	Getinge AB	179,655	3,846

Tele2 AB	271,342	3,823
Scania AB Class B	288,516	3,545
Volvo AB Class A	396,569	3,327
Securitas AB Class B	280,293	2,715
SSAB AB Class A	161,454	2,609
* Husqvarna AB	368,419	2,507
* Lundin Petroleum AB	197,377	1,500
Holmen AB	48,710	1,166
SSAB AB Class B	74,674	1,105
		222,718
Switzerland (7.7%)
Nestle SA	3,115,786	147,694
Roche Holding AG	631,299	105,914
Novartis AG	1,896,063	101,468
Credit Suisse Group AG	1,011,238	43,743
* UBS AG	3,172,270	41,373
ABB Ltd.	1,982,793	35,896
Zurich Financial Services AG	132,356	28,141
Syngenta AG	85,001	21,752
Cie Financiere Richemont SA	469,029	15,886
Holcim Ltd.	220,421	15,094
Swiss Reinsurance Co. Ltd.	310,294	13,414
Swisscom AG	20,944	7,634
Swatch Group AG (Bearer)	27,634	7,224
Synthes Inc.	53,504	6,811
SGS SA	4,906	6,308
Julius Baer Group Ltd.	185,047	6,151
Geberit AG	34,929	6,148
Adecco SA	110,731	5,966
Givaudan SA	6,896	5,621
Sonova Holding AG	41,695	5,161
* Actelion Ltd.	90,167	4,771
Kuehne & Nagel International AG	48,269	4,652
Baloise-Holding AG	45,066	3,736
Nobel Biocare Holding AG	111,719	3,286
Swiss Life Holding AG	25,912	3,259
Schindler Holding AG (Bearer)	43,694	3,230
Lonza Group AG	40,581	2,886
* Logitech International SA	163,674	2,765
Lindt & Spruengli AG	101	2,495
GAM Holding Ltd.	189,668	2,171
Pargesa Holding SA	24,387	2,044
Swatch Group AG (Registered)	38,533	1,938
Straumann Holding AG	7,008	1,859
Aryzta AG	43,688	1,726
Lindt & Spruengli AG	775	1,671
Schindler Holding AG	19,734	1,476
Aryzta AG	29,041	1,141
BKW FMB Energie AG	12,073	918
* UBS AG (New York Shares)	24,848	323
		673,746
United Kingdom (20.8%)
HSBC Holdings PLC	15,579,125	166,782
BP PLC	16,675,950	155,587
Vodafone Group PLC	44,686,940	95,469
GlaxoSmithKline PLC	4,662,158	90,735
Royal Dutch Shell PLC Class B	2,422,350	64,437

AstraZeneca PLC	1,302,063	60,437
Rio Tinto PLC	1,232,033	60,080
British American Tobacco PLC	1,793,849	59,295
BHP Billiton PLC	1,983,130	58,175
BG Group PLC	3,020,138	55,521
Tesco PLC	7,128,992	48,248
Barclays PLC	10,252,076	43,817
* Anglo American PLC	1,182,942	43,403
Standard Chartered PLC	1,806,080	41,601
Diageo PLC	2,246,081	37,752
Unilever PLC	1,153,254	35,069
Royal Dutch Shell PLC Class A	1,255,572	34,703
Imperial Tobacco Group PLC	913,339	29,453
Reckitt Benckiser Group PLC	545,485	28,278
* Xstrata PLC	1,713,040	27,796
* Lloyds Banking Group PLC	34,266,031	27,548
SABMiller PLC	847,434	23,045
National Grid PLC	2,210,230	22,199
Prudential PLC	2,267,945	20,771
Centrica PLC	4,603,981	19,765
BAE Systems PLC	3,179,937	17,834
Cadbury PLC	1,227,899	16,233
Scottish & Southern Energy PLC	827,039	15,414
BT Group PLC	6,964,018	15,198
Aviva PLC	2,461,034	15,072
Tullow Oil PLC	721,271	13,211
Rolls-Royce Group PLC	1,666,712	12,700
Compass Group PLC	1,662,675	11,320
Pearson PLC	728,036	10,310
Shire PLC	503,414	9,970
WPP PLC	1,028,618	9,492
Experian PLC	921,845	8,765
WM Morrison Supermarkets PLC	1,904,906	8,764
Reed Elsevier PLC	1,089,096	8,669
British Sky Broadcasting Group PLC	1,023,689	8,669
Smith & Nephew PLC	794,390	7,992
Marks & Spencer Group PLC	1,420,064	7,862
* Old Mutual PLC	4,740,971	7,816
* Royal Bank of Scotland Group PLC	15,192,961	7,719
Kingfisher PLC	2,121,166	7,145
International Power PLC	1,367,522	6,982
Land Securities Group PLC	677,751	6,879
Capita Group PLC	558,820	6,431
* Cairn Energy PLC	1,237,720	6,380
Legal & General Group PLC	5,269,440	6,330
RSA Insurance Group PLC	3,037,415	6,211
Standard Life PLC	1,989,682	6,192
Man Group PLC	1,532,365	5,743
* Wolseley PLC	254,101	5,590
Smiths Group PLC	350,930	5,570
J Sainsbury PLC	1,082,599	5,568
Randgold Resources Ltd.	80,536	5,566
Next PLC	177,444	5,533
Vodafone Group PLC ADR	255,762	5,489
British Land Co. PLC	774,308	5,373
* Carnival PLC	146,974	5,284
United Utilities Group PLC	611,367	5,214
Cable & Wireless PLC	2,295,135	5,189

	Antofagasta PLC	353,632	4,909
*	Autonomy Corp. PLC	194,279	4,813
^	Vedanta Resources PLC	122,921	4,715
	G4S PLC	1,144,113	4,594
	Johnson Matthey PLC	193,783	4,505
	Associated British Foods PLC	318,781	4,478
	Sage Group PLC	1,173,899	4,416
	Inmarsat PLC	393,636	4,274
*	Lonmin PLC	138,998	3,976
	Severn Trent PLC	213,851	3,831
	Burberry Group PLC	387,705	3,785
	Cobham PLC	1,022,679	3,784
	Hammerson PLC	623,713	3,747
	Rexam PLC	782,844	3,727
*	Kazakhmys PLC	192,298	3,691
	3i Group PLC	873,718	3,665
	AMEC PLC	298,065	3,592
	Invensys PLC	723,369	3,537
	Whitbread PLC	156,749	3,505
	Serco Group PLC	440,477	3,501
	Intercontinental Hotels Group PLC	232,647	3,327
	Eurasian Natural Resources Corp.	230,848	3,315
	Segro PLC	663,332	3,295
	Liberty International PLC	446,900	3,233
	Home Retail Group PLC	789,580	3,206
	Admiral Group PLC	166,053	2,990
	Bunzl PLC	292,375	2,905
	Petrofac Ltd.	187,309	2,870
	Thomas Cook Group PLC	776,530	2,804
*	Resolution Ltd.	2,182,320	2,783
	ICAP PLC	468,208	2,751
	Balfour Beatty PLC	615,738	2,616
	Investec PLC	377,115	2,548
	Firstgroup PLC	432,926	2,538
	Tomkins PLC	791,994	2,370
	Schroders PLC	109,616	2,166
	Drax Group PLC	327,862	2,145
	TUI Travel PLC	502,344	2,072
	Fresnillo PLC	161,199	1,714
^,* British Airways PLC		517,912	1,688
	BP PLC ADR	27,850	1,563
^	London Stock Exchange Group PLC	131,755	1,339
	Carphone Warehouse Group PLC	366,694	1,113
	WPP PLC ADR	19,480	898
			1,814,939
Total Common Stocks (Cost $7,686,589)			8,708,685

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
[1,2] Vanguard Market Liquidity Fund (Cost
$225,973)	0.175%	225,972,808	225,973

Total Investments (102.2%) (Cost $7,912,562)			8,934,658
Other Assets and Liabilities-Net (-2.2%)[2]			(191,599)
Net Assets (100%)			8,743,059

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $121,141,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $130,364,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Developed Markets Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,896	8,691,789	-
Temporary Cash Investments	225,973	-	-
Total	242,869	8,691,789	-

D. At January 31, 2010, the cost of investment securities for tax purposes was $7,916,995,000. Net unrealized appreciation of investment securities for tax purposes was $1,017,663,000, consisting of unrealized gains of $1,135,097,000 on securities that had risen in value since their purchase and $117,434,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 26, 2010
VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 26, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.